FIDELITY (registered trademark)
INSTITUTIONAL
MONEY MARKET
FUNDS

SEMIANNUAL REPORT
SEPTEMBER 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

FIDELITY INSTITUTIONAL MONEY
MARKET FUNDS

SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY ONLY PORTFOLIO         3

 TREASURY PORTFOLIO              7

 GOVERNMENT PORTFOLIO            11

 DOMESTIC PORTFOLIO              15

 MONEY MARKET PORTFOLIO          21

 TAX-EXEMPT PORTFOLIO            29

NOTES TO FINANCIAL STATEMENTS    42

FUND GOALS:

TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, AND MONEY MARKET PORTFOLIO SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.

TAX-EXEMPT PORTFOLIO SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF
HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

 RETIREMENT PLAN LEVEL ACCOUNTS

  CORPORATE CLIENTS        1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860

 FINANCIAL AND OTHER INSTITUTIONS

  NATIONWIDE               1-800-843-3001

TREASURY ONLY PORTFOLIO
INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)
Showing Percentage of Net Assets


U.S. TREASURY OBLIGATIONS -
98.5%

DUE DATE                       ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT      VALUE (NOTE 1)
                               PURCHASE

U.S. TREASURY BILLS - 2.0%

11/12/99                        4.87%                       $ 20,000,000          $ 19,887,767

11/26/99                        4.89                         4,334,000             4,301,437

                                                                                   24,189,204

U.S. TREASURY NOTES - 92.7%

10/15/99                        4.74                         4,714,000             4,716,049

10/15/99                        4.80                         50,000,000            50,019,631

10/15/99                        4.82                         25,000,000            25,009,640

10/31/99                        4.61                         10,000,000            10,020,674

10/31/99                        4.63                         20,000,000            20,011,230

10/31/99                        4.70                         30,000,000            30,059,972

10/31/99                        4.71                         15,000,000            15,028,919

10/31/99                        4.72                         25,000,000            25,012,395

10/31/99                        4.80                         30,000,000            30,059,495

11/15/99                        4.63                         30,000,000            30,038,275

11/15/99                        4.70                         120,000,000           120,140,627

11/15/99                        4.73                         85,000,000            85,097,976

11/15/99                        4.76                         10,956,000            10,968,411

11/15/99                        4.80                         40,000,000            40,042,394

11/30/99                        4.87                         25,000,000            25,109,327

11/30/99                        4.91                         23,000,000            23,100,326

11/30/99                        4.92                         25,000,000            25,108,817

11/30/99                        4.93                         25,000,000            25,108,236

11/30/99                        4.95                         50,000,000            50,212,053

11/30/99                        4.98                         20,000,000            20,083,882

11/30/99                        5.00                         10,000,000            10,042,263

12/31/99                        4.98                         40,000,000            40,048,488

12/31/99                        4.99                         25,000,000            25,028,535

12/31/99                        5.00                         20,000,000            20,021,405

12/31/99                        5.01                         60,000,000            60,269,334

1/15/00                         4.83                         10,000,000            10,038,599

1/31/00                         4.97                         7,735,000             7,801,171

1/31/00                         5.00                         25,000,000            25,213,048

1/31/00                         5.14                         20,000,000            20,159,516

2/29/00                         4.86                         20,000,000            20,166,108

2/29/00                         4.90                         10,000,000            10,081,296

2/29/00                         5.07                         10,000,000            10,074,697

2/29/00                         5.11                         60,000,000            60,465,393

2/29/00                         5.15                         20,000,000            20,151,674

2/29/00                         5.16                         25,000,000            25,024,431

2/29/00                         5.17                         25,000,000            25,122,560

2/29/00                         5.19                         30,000,000            30,026,543

3/31/00                         5.09                         5,000,000             5,038,542

3/31/00                         5.13                         5,000,000             5,037,615

5/31/00                         5.12                         20,000,000            20,120,105

                                                                                   1,114,879,652

U.S. TREASURY NOTES - COUPON
STRIPS - 0.8%

5/15/00                         5.24                         10,000,000            9,683,417

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 3.0%

11/15/99                        4.72                         10,000,000            9,941,293

2/15/00                         4.77                         10,000,000            9,824,804



DUE DATE                       ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT      VALUE (NOTE 1)
                               PURCHASE

2/15/00                         4.80%                       $ 10,000,000          $ 9,823,446

8/15/00                         5.47                         6,000,000             5,723,844

                                                                                   35,313,387


TOTAL INVESTMENT  PORTFOLIO -       1,184,065,660
98.5%

NET OTHER ASSETS - 1.5%             18,192,728

NET ASSETS - 100%                  $ 1,202,258,388

Total Cost for Income Tax Purposes  $ 1,184,065,660

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $133,000 of which $73,000 and $60,000 will expire on March 31, 2004 and 2005, respectively.

TREASURY ONLY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,184,065,660
value - See accompanying
schedule

Interest receivable                           21,556,580

 TOTAL ASSETS                                 1,205,622,240

LIABILITIES

Share transactions in process    $ 7,082

Distributions payable             3,141,156

Accrued management fee            141,457

Distribution fees payable         21,345

Other payables and accrued        52,812
expenses

 TOTAL LIABILITIES                            3,363,852

NET ASSETS                                   $ 1,202,258,388

Net Assets consist of:

Paid in capital                              $ 1,202,344,933

Accumulated net realized gain                 (86,545)
(loss) on investments

NET ASSETS                                   $ 1,202,258,388

CLASS I: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($1,082,957,247 (divided by)
  1,082,852,760 shares)

CLASS II: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($40,481,616 (divided by)
40,477,711 shares)

CLASS III: NET ASSET VALUE,                   $1.00
offering price   and
redemption price per   share
($78,819,525 (divided by)
78,811,920 shares)

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED SEPTEMBER
                              30, 1999 (UNAUDITED)

INTEREST INCOME                             $ 27,690,085

EXPENSES

Management fee                 $ 1,158,779

Transfer agent fees

 Class I                        127,378

 Class II                       7,517

 Class III                      13,508

Distribution fees

 Class II                       34,694

 Class III                      111,336

Accounting fees and expenses    62,628

Non-interested trustees'        1,888
compensation

Custodian fees and expenses     2,172

Registration fees               43,928

Audit                           13,225

Legal                           2,124

Miscellaneous                   24

 Total expenses before          1,579,201
reductions

 Expense reductions             (283,305)    1,295,896

NET INTEREST INCOME                          26,394,189

NET REALIZED GAIN (LOSS)  ON                 89,493
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 26,483,682
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED SEPTEMBER  YEAR ENDED MARCH 31, 1999
ASSETS                           30, 1999 (UNAUDITED)

Operations Net interest income   $ 26,394,189                $ 53,424,934

 Net realized gain (loss)         89,493                      63,050

 NET INCREASE (DECREASE) IN       26,483,682                  53,487,984
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (23,451,267)                (46,375,592)

  Class II                        (1,018,483)                 (1,935,394)

  Class III                       (1,924,439)                 (5,113,948)

 TOTAL DISTRIBUTIONS              (26,394,189)                (53,424,934)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         132,981,605                 7,277,898

  Class II                        (17,296,618)                20,925,763

  Class III                       (22,016,904)                360,779

 TOTAL SHARE TRANSACTIONS         93,668,083                  28,564,440

  TOTAL INCREASE (DECREASE)       93,757,576                  28,627,490
IN NET ASSETS

NET ASSETS

 Beginning of period              1,108,500,812               1,079,873,322

 End of period                   $ 1,202,258,388             $ 1,108,500,812

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998       1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000    $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .023                        .049                   .052       .050         .054

Less Distributions

From net interest income          (.023)                      (.049)                 (.052)     (.050)       (.054)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000    $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.31%                       4.99%                  5.33%      5.17%        5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,082,957                 $ 949,894              $ 942,561  $ 1,156,667  $ 1,361,050
(000 omitted)

Ratio of expenses to average      .20% A, D                   .20% D                 .20% D     .20% D       .20% D
net assets

Ratio of net interest income      4.58% A                     4.87%                  5.20%      5.05%        5.41%
to average  net assets






SELECTED PER-SHARE DATA          1995 E       1994 F

Net asset value, beginning of    $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .033         .032

Less Distributions

From net interest income          (.033)       (.032)

Net asset value, end of period   $ 1.000      $ 1.000

TOTAL RETURN B, C                 3.38%        3.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,266,285  $ 1,049,170
(000 omitted)

Ratio of expenses to average      .20% A, D    .20% D
net assets

Ratio of net interest income      5.02% A      3.22%
to average  net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E EIGHT MONTHS ENDED MARCH 31

F YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998      1997      1996 F

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .022                        .047                   .051      .049      .020

Less Distributions

From net interest income          (.022)                      (.047)                 (.051)    (.049)    (.020)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.24%                       4.84%                  5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 40,482                    $ 57,776               $ 36,847  $ 56,502  $ 102
(000 omitted)

Ratio of expenses to average      .35% A, D                   .35% D                 .35% D    .35% D    .35% A, D
net assets

Ratio of expenses to average      .35% A                      .35%                   .35%      .34% E    .35% A
net assets after expense
reductions

Ratio of net interest income      4.40% A                     4.73%                  5.05%     4.94%     5.03% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998       1997      1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .022                        .046                   .050       .048      .020

Less Distributions

From net interest income          (.022)                      (.046)                 (.050)     (.048)    (.020)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.19%                       4.73%                  5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 78,820                    $ 100,831              $ 100,465  $ 36,006  $ 4,097
(000 omitted)

Ratio of expenses to average      .45% A, D                   .45% D                 .45% D     .45% D    .45% A, D
net assets

Ratio of net interest income      4.32% A                     4.56%                  4.96%      4.82%     4.86% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

TREASURY PORTFOLIO
INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)
Showing Percentage of Net Assets

U.S. TREASURY OBLIGATIONS -
23.7%

DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                              PURCHASE

U.S. TREASURY NOTES - 22.5%

12/31/99                       4.67%                       $ 40,000,000                      $ 40,274,081

1/31/00                        4.57                         5,000,000                         5,011,783

1/31/00                        4.62                         50,000,000                        50,488,411

1/31/00                        4.63                         80,000,000                        80,761,124

1/31/00                        4.64                         39,000,000                        39,369,035

1/31/00                        4.66                         70,000,000                        70,674,726

1/31/00                        4.69                         100,000,000                       100,197,244

1/31/00                        4.72                         25,000,000                        25,232,986

2/15/00                        4.73                         115,000,000                       115,444,077

2/15/00                        4.75                         80,000,000                        80,302,762

2/15/00                        4.78                         40,000,000                        40,147,093

2/15/00                        4.83                         80,000,000                        80,277,377

2/29/00                        4.78                         80,000,000                        80,196,560

2/29/00                        5.03                         175,000,000                       175,194,859

2/29/00                        5.07                         25,000,000                        25,186,744

2/29/00                        5.11                         40,000,000                        40,311,126

2/29/00                        5.14                         50,000,000                        50,380,806

2/29/00                        5.17                         165,000,000                       165,388,860

2/29/00                        5.20                         180,000,000                       180,153,835

3/31/00                        5.09                         65,000,000                        65,501,042

3/31/00                        5.11                         40,000,000                        40,045,540

3/31/00                        5.13                         40,000,000                        40,300,920

5/31/00                        5.12                         40,000,000                        40,240,210

7/31/00                        5.27                         25,000,000                        25,151,316

8/31/00                        5.43                         40,000,000                        39,862,329

                                                                                              1,696,094,846

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 1.2%

11/15/99                       4.25                         50,000,000                        49,744,972

2/15/00                        4.81                         40,000,000                        39,292,027

                                                                                              89,036,999

TOTAL U.S. TREASURY                                                                          1,785,131,845
OBLIGATIONS



REPURCHASE AGREEMENTS - 76.3%

                                MATURITY AMOUNT

In a joint trading account
(U.S. Treasury Obligations)
dated:

7/2/99 due:

1/10/00 At 5.18%                $ 77,072,000                      75,000,000

1/12/00 At 5.17%                 41,114,422                       40,000,000

7/6/99 due 1/12/00 At 5.18%      41,093,556                       40,000,000

7/15/99 due 1/18/00 At 5.12%     84,180,836                       82,000,000

7/20/99 due 10/18/99 At 5.02%    202,510,000                      200,000,000

8/10/99 due 1/24/00 At 5.37%     40,996,433                       40,000,000

8/17/99 due 1/18/00 At 5.69%     204,435,125                      200,000,000
(a)

9/13/99 due 10/13/99 At 5.25%    351,531,250                      350,000,000



                                MATURITY AMOUNT                  VALUE (NOTE 1)

9/16/99 due 10/13/99 At 5.23%   $ 185,725,663                    $ 185,000,000

9/30/99 due 10/1/99 At:

5.24%                            641,226,337                      641,133,000

5.31%                            247,093,417                      247,057,000

5.39%                            3,633,543,546                    3,633,000,000

TOTAL REPURCHASE AGREEMENTS                       5,733,190,000


TOTAL INVESTMENT  PORTFOLIO -       7,518,321,845
100.0%

NET OTHER ASSETS - 0.0%             (3,185,539)

NET ASSETS - 100%                  $ 7,515,136,306

Total Cost for Income Tax Purposes  $ 7,518,321,845

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $194,000 all of which will expire on March 31, 2003.

TREASURY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 7,518,321,845
value (including repurchase
agreements of
$5,733,190,000) - See
accompanying schedule

Interest receivable                            19,668,200

 TOTAL ASSETS                                  7,537,990,045

LIABILITIES

Share transactions in process    $ 1,428,787

Distributions payable             19,350,137

Accrued management fee            1,053,900

Distribution fees payable         704,550

Other payables and accrued        316,365
expenses

 TOTAL LIABILITIES                             22,853,739

NET ASSETS                                    $ 7,515,136,306

Net Assets consist of:

Paid in capital                               $ 7,515,675,684

Accumulated net realized gain                  (539,378)
 (loss) on investments

NET ASSETS                                    $ 7,515,136,306

CLASS I: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($4,223,274,576 (divided by)
  4,223,529,062 shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($343,629,819 (divided by)
343,650,526 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($2,948,231,911 (divided by)
  2,948,409,564 shares)

STATEMENT OF OPERATIONS

                                SIX MONTHS ENDED SEPTEMBER
                                      30, 1999 (UNAUDITED)

INTEREST INCOME                              $ 187,917,153

Expenses

Management fee                 $ 7,605,214

Transfer agent fees

 Class I                        502,604

 Class II                       42,355

 Class III                      369,830

Distribution fees

 Class II                       242,206

 Class III                      3,933,273

Accounting fees and expenses    278,366

Non-interested trustees'        12,313
compensation

Registration fees               124,755

Audit                           26,956

Legal                           14,348

 Total expenses before          13,152,220
reductions

 Expense reductions             (1,371,525)   11,780,695

NET INTEREST INCOME                           176,136,458

NET REALIZED GAIN (LOSS)  ON                  (136,394)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 176,000,064
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED SEPTEMBER  YEAR ENDED MARCH 31, 1999
ASSETS                           30, 1999 (UNAUDITED)

Operations Net interest income   $ 176,136,458               $ 416,372,377

 Net realized gain (loss)         (136,394)                   315,299

 NET INCREASE (DECREASE) IN       176,000,064                 416,687,676
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (98,088,653)                (223,121,219)

  Class II                        (7,328,574)                 (18,400,040)

  Class III                       (70,719,231)                (174,851,118)

 TOTAL DISTRIBUTIONS              (176,136,458)               (416,372,377)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         287,935,613                 (563,249,811)

  Class II                        (29,099,709)                (37,665,439)

  Class III                       26,554,705                  (77,380,554)

 TOTAL SHARE TRANSACTIONS         285,390,609                 (678,295,804)

  TOTAL INCREASE (DECREASE)       285,254,215                 (677,980,505)
IN NET ASSETS

NET ASSETS

 Beginning of period              7,229,882,091               7,907,862,596

 End of period                   $ 7,515,136,306             $ 7,229,882,091

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .024                        .051                   .054         .052         .056

Less Distributions

From net interest income          (.024)                      (.051)                 (.054)       (.052)       (.056)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.40%                       5.19%                  5.55%        5.30%        5.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,223,275                 $ 3,935,421            $ 4,498,484  $ 5,598,330  $ 7,134,049
(000 omitted)

Ratio of expenses to average      .20% A, D                   .20% D                 .20% D       .20% D       .20% D
net assets

Ratio of net interest income      4.74% A                     5.05%                  5.41%        5.17%        5.61%
to average net assets






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .047

Less Distributions

From net interest income          (.047)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 4.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,688,198
(000 omitted)

Ratio of expenses to average      .18% D
net assets

Ratio of net interest income      4.71%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998       1997      1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .023                        .049                   .053       .050      .021

Less Distributions

From net interest income          (.023)                      (.049)                 (.053)     (.050)    (.021)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.32%                       5.03%                  5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 343,630                   $ 372,734              $ 410,383  $ 89,801  $ 40,470
(000 omitted)

Ratio of expenses to average      .35% A, D                   .35% D                 .35% D     .35% D    .35% A, D
net assets

Ratio of net interest income      4.54% A                     4.91%                  5.25%      5.01%     5.18% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .022                        .048                   .052         .049         .054

Less Distributions

From net interest income          (.022)                      (.048)                 (.052)       (.049)       (.054)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.27%                       4.93%                  5.29%        5.03%        5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,948,232                 $ 2,921,727            $ 2,998,996  $ 3,624,195  $ 1,435,302
(000 omitted)

Ratio of expenses to average      .45% A, D                   .45% D                 .45% D       .45% D       .46% D
net assets

Ratio of net interest income      4.49% A                     4.81%                  5.17%        4.93%        5.28%
to average net assets






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .044

Less Distributions

From net interest income          (.044)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 4.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 585,571
(000 omitted)

Ratio of expenses to average      .50% D
net assets

Ratio of net interest income      4.91%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

GOVERNMENT PORTFOLIO
INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)
Showing Percentage of Net Assets

FEDERAL AGENCIES - 57.5%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 16.5%

Agency Coupons - 10.3%

10/1/99                          5.37% (b)                   $ 50,000,000                      $ 49,978,815

10/4/99                          5.19 (b)                     120,000,000                       119,932,279

10/12/99                         5.20 (b)                     125,000,000                       124,954,508

10/25/99                         5.19 (b)                     123,000,000                       122,959,126

11/4/99                          5.18 (b)                     118,000,000                       117,940,420

2/4/00                           4.85                         48,000,000                        47,980,945

2/22/00                          4.93                         49,000,000                        48,998,067

5/5/00                           5.04                         50,000,000                        49,964,130

                                                                                                682,708,290

Discount Notes - 6.2%

11/5/99                          4.87                         145,840,000                       145,166,503

12/13/99                         5.18                         56,000,000                        55,425,977

2/11/00                          5.63                         64,000,000                        62,706,649

3/3/00                           5.68                         50,000,000                        48,818,264

3/16/00                          5.68                         97,000,000                        94,513,904

                                                                                                406,631,297

FEDERAL HOME LOAN BANK - 30.6%

Agency Coupons - 27.7%

10/1/99                          5.26 (b)                     138,000,000                       137,994,549

10/1/99                          5.31 (b)                     200,000,000                       199,951,257

10/6/99                          5.39 (b)                     60,000,000                        59,955,590

10/8/99                          5.38 (a)(b)                  100,000,000                       99,931,060

10/12/99                         5.11 (b)                     94,000,000                        93,981,875

10/18/99                         5.30 (a)(b)                  125,000,000                       124,901,325

11/12/99                         5.22 (b)                     200,000,000                       199,895,956

12/1/99                          5.30 (b)                     225,000,000                       224,972,324

1/4/00                           5.92 (a)(b)                  250,000,000                       249,828,072

2/11/00                          4.92                         48,000,000                        47,984,783

2/16/00                          4.90                         50,000,000                        50,000,000

3/1/00                           5.00                         50,000,000                        49,995,120

3/3/00                           5.06                         49,000,000                        48,983,094

3/8/00                           5.17                         60,000,000                        59,975,498

4/5/00                           5.03                         25,000,000                        24,986,460

6/14/00                          5.47                         27,000,000                        26,974,595

10/4/00                          5.20 (b)                     125,000,000                       124,901,313

                                                                                                1,825,212,871

Discount Notes - 2.9%

11/3/99                          5.31                         125,000,000                       124,397,292

2/25/00                          5.62                         32,000,000                        31,286,560

3/8/00                           5.68                         37,000,000                        36,097,777

                                                                                                191,781,629

FREDDIE MAC - 8.6%

Discount Notes - 8.6%

11/10/99                         5.29                         99,814,000                        99,231,752

11/18/99                         4.88                         115,723,000                       114,988,545

2/25/00                          5.63                         48,000,000                        46,927,880

3/3/00                           5.72                         100,000,000                       97,621,556



DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

6/2/00                           5.40%                       $ 60,000,000                      $ 57,909,333

6/13/00                          5.53                         25,000,000                        24,065,778

6/23/00                          5.50                         48,000,000                        46,145,093

7/5/00                           5.61                         31,000,000                        29,726,451

8/1/00                           5.73                         50,000,000                        47,704,028

                                                                                                564,320,416

STUDENT LOAN MARKETING
ASSOCIATION - 1.8%

Agency Coupons - 1.8%

10/5/99                          5.49 (b)                     35,000,000                        34,993,461

10/5/99                          5.51 (b)                     29,000,000                        28,987,837

10/5/99                          5.56 (b)                     60,000,000                        59,977,751

                                                                                                123,959,049

TOTAL FEDERAL AGENCIES                                                                       3,794,613,552



REPURCHASE AGREEMENTS - 51.6%

                               MATURITY AMOUNT

In a joint trading account:
(U.S. Government
Obligations) dated:

9/1/99 due 11/3/99 At 5.34%    $ 252,336,250                     250,000,000

9/30/99 due 10/1/99 At 5.44%    3,028,218,946                    3,027,761,000

(U.S. Treasury Obligations)
dated 9/30/99 due 10/1/99 At:

5.24%                           14,366,091                       14,364,000

5.31%                           112,787,623                      112,771,000

TOTAL REPURCHASE AGREEMENTS                                     3,404,896,000


TOTAL INVESTMENT  PORTFOLIO -      $ 7,199,509,552
109.1%

NET OTHER ASSETS - (9.1)%           (599,259,213)

NET ASSETS - 100%                  $ 6,600,250,339

Total Cost for Income Tax Purposes $ 7,199,509,552

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $941,000 of which $184,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively. Of the loss carryforwards expiring in 2002 and 2003, $16,000 and $1,000, respectively, was acquired in the merger of U.S. Government Portfolio into Government Portfolio on October 31, 1995 and is available to offset future capital gains of the fund to the extent provided by regulations.

GOVERNMENT PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                  SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 7,199,509,552
value (including repurchase
agreements of
$3,404,896,000) -  See
accompanying schedule

Cash                                             556

Interest receivable                              15,479,605

 TOTAL ASSETS                                    7,214,989,713

LIABILITIES

Payable for investments
purchased:

 Regular delivery                $ 124,901,313

 Delayed delivery                 474,660,460

Share transactions in process     679,583

Distributions payable             13,169,593

Accrued management fee            809,049

Distribution fees payable         257,294

Other payables and accrued        262,082
expenses

 TOTAL LIABILITIES                               614,739,374

NET ASSETS                                      $ 6,600,250,339

Net Assets consist of:

Paid in capital                                 $ 6,601,188,277

Accumulated net realized gain                    (937,938)
(loss) on investments

NET ASSETS                                      $ 6,600,250,339

CLASS I: NET ASSET VALUE,                        $1.00
offering price   and
redemption price per   share
($5,225,114,940 (divided by)
  5,225,397,505 shares)

CLASS II: NET ASSET VALUE,                       $1.00
offering price   and
redemption price per   share
($495,455,368 (divided by)
495,482,163 shares)

CLASS III: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($879,680,031 (divided by)
879,727,604 shares)

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED SEPTEMBER
                                     30, 1999 (UNAUDITED)

INTEREST INCOME                              $ 152,954,419

Expenses

Management fee                 $ 6,023,333

Transfer agent fees

 Class I                        594,522

 Class II                       62,420

 Class III                      148,731

Distribution fees

 Class II                       287,096

 Class III                      1,083,462

Accounting fees and expenses    246,030

Non-interested trustees'        10,299
compensation

Custodian fees and expenses     26,016

Registration fees               301,975

Audit                           18,920

Legal                           10,804

 Total expenses before          8,813,608
reductions

 Expense reductions             (1,419,712)   7,393,896

NET INTEREST INCOME                           145,560,523

NET REALIZED GAIN (LOSS)  ON                  32,539
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 145,593,062
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED SEPTEMBER  YEAR ENDED MARCH 31, 1999
ASSETS                           30, 1999 (UNAUDITED)

Operations Net interest income   $ 145,560,523               $ 257,635,040

 Net realized gain (loss)         32,539                      26,737

 NET INCREASE (DECREASE) IN       145,593,062                 257,661,777
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (116,438,263)               (210,351,889)

  Class II                        (9,048,918)                 (13,261,130)

  Class III                       (20,073,342)                (34,022,021)

 TOTAL DISTRIBUTIONS              (145,560,523)               (257,635,040)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         328,282,432                 1,368,411,434

  Class II                        75,776,945                  267,739,413

  Class III                       50,591,871                  154,489,280

 TOTAL SHARE TRANSACTIONSS        454,651,248                 1,790,640,127

  TOTAL INCREASE (DECREASE)       454,683,787                 1,790,666,864
IN NET ASSETS

NET ASSETS

 Beginning of period              6,145,566,552               4,354,899,688

 End of period                   $ 6,600,250,339             $ 6,145,566,552

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .024                        .052                   .055         .052         .057

Less Distributions

From net interest income          (.024)                      (.052)                 (.055)       (.052)       (.057)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.46%                       5.31%                  5.60%        5.37%        5.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,225,115                 $ 4,896,805            $ 3,528,366  $ 2,810,717  $ 3,064,136
(000 omitted)

Ratio of expenses to average      .20% A, D                   .20% D                 .20% D       .20% D       .20% D
net assets

Ratio of net interest income      4.88% A                     5.18%                  5.47%        5.25%        5.69%
to average net assets






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .048

Less Distributions

From net interest income          (.048)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,321,066
(000 omitted)

Ratio of expenses to average      .18% D
net assets

Ratio of net interest income      4.77%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998       1997       1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .024                        .050                   .053       .051       .021

Less Distributions

From net interest income          (.024)                      (.050)                 (.053)     (.051)     (.021)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 2.38%                       5.16%                  5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 495,455                   $ 419,679              $ 151,951  $ 108,636  $ 102
(000 omitted)

Ratio of expenses to average      .35% A, D                   .35% D                 .35% D     .35% D     .35% A, D
net assets

Ratio of net interest income      4.73% A                     4.94%                  5.32%      5.10%      5.33% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                            SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                            30, 1999

SELECTED PER-SHARE DATA     (UNAUDITED)                 1999                   1998       1997       1996       1995 E

Net asset value, beginning
of                          $ 1.000                     $ 1.000                $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income          .023                        .049                   .052       .050       .054       .045

Less Distributions

From net interest income     (.023)                      (.049)                 (.052)     (.050)     (.054)     (.045)

Net asset value, end of
period                      $ 1.000                     $ 1.000                $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C            2.33%                       5.05%                  5.34%      5.11%      5.58%      4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 879,680                   $ 829,083              $ 674,582  $ 658,964  $ 194,489  $ 40,516
(000 omitted)

Ratio of expenses to average .45% A, D                   .45% D                 .45% D     .45% D     .45% D     .66% A, D
net assets

Ratio of net interest income 4.63% A                     4.91%                  5.21%      5.00%      5.30%      5.13% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III
SHARES) TO MARCH 31, 1995.

DOMESTIC PORTFOLIO
INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)
Showing Percentage of Net Assets


CERTIFICATES OF DEPOSIT - 0.3%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 0.3%

Fleet National Bank

11/3/99                           5.34% (c)                   $ 8,000,000       $ 7,995,921

COMMERCIAL PAPER - 60.2%



Asset Securitization Coop.
Corp.

10/4/99                           5.49 (c)                     18,000,000                        18,000,000

10/12/99                          5.39                         30,000,000                        29,950,683

12/20/99                          5.54 (c)                     15,000,000                        15,000,000

2/14/00                           5.60                         15,000,000                        14,692,867

2/24/00                           6.00                         22,000,000                        21,477,158

Associates Corp. of North
America

3/6/00                            5.90                         50,000,000                        48,752,722

3/6/00                            5.91                         25,000,000                        24,373,090

Associates First Capital Corp.

10/12/99                          5.26                         7,000,000                         6,988,899

12/13/99                          5.39                         10,000,000                        9,893,542

Baker Hughes, Inc.

10/1/99                           5.60                         70,000,000                        69,999,999

Centric Capital Corp.

10/7/99                           5.35                         7,500,000                         7,493,338

10/13/99                          5.36                         10,000,000                        9,982,233

11/1/99                           5.44                         20,000,000                        19,906,828

11/29/99                          5.45                         10,000,000                        9,911,828

CIESCO LP

10/1/99                           5.60                         35,766,000                        35,766,000

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

10/6/99                           5.39                         65,000,000                        64,951,701

10/12/99                          5.25                         17,000,000                        16,973,093

10/12/99                          5.36                         10,000,000                        9,983,714

10/13/99                          5.25                         20,000,000                        19,965,467

10/20/99                          5.39                         20,000,000                        19,943,528

1/12/00                           6.01                         26,000,000                        25,561,106

CXC, Inc.

10/12/99                          5.25                         21,000,000                        20,966,762

10/20/99                          5.46 (c)                     15,000,000                        14,998,721

11/10/99                          5.04                         50,000,000                        49,726,667

Delaware Funding Corp.

10/5/99                           5.36                         60,290,000                        60,254,161

10/7/99                           5.38                         10,729,000                        10,719,433

10/14/99                          5.38                         35,217,000                        35,148,963

1/24/00                           6.02                         5,000,000                         4,905,764

1/27/00                           6.01                         25,288,000                        24,800,202

Edison Asset Securitization LLC

10/5/99                           5.35                         15,029,000                        15,020,083

10/12/99                          5.37                         33,000,000                        32,946,155

10/26/99                          5.40                         40,015,000                        39,866,333

2/7/00                            5.97                         16,000,000                        15,665,173

2/28/00                           5.98                         7,824,000                         7,633,942



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

3/6/00                            5.96%                       $ 4,000,000                       $ 3,898,822

3/13/00                           5.96                         10,000,000                        9,736,233

Falcon Asset Securitization
Corp.

10/14/99                          5.37                         7,982,000                         7,966,579

10/15/99                          5.39                         8,000,000                         7,983,293

10/18/99                          5.38                         44,000,000                        43,888,839

11/1/99                           5.46                         10,000,000                        9,953,500

11/10/99                          5.45                         4,160,000                         4,135,086

1/31/00                           6.03                         8,000,000                         7,840,044

2/3/00                            6.01                         8,000,000                         7,836,667

2/4/00                            6.02                         5,000,000                         4,897,100

2/10/00                           6.02                         8,000,000                         7,827,520

Fleet Funding Corp.

10/12/99                          5.38                         5,000,000                         4,991,826

10/18/99                          5.37                         12,000,000                        11,969,683

10/20/99                          5.38                         62,935,000                        62,757,296

Ford Motor Credit Co.

10/5/99                           5.32                         50,000,000                        49,970,556

GE Capital International
Funding, Inc.

10/6/99                           5.36                         15,000,000                        14,988,896

10/12/99                          5.35                         10,000,000                        9,983,744

10/18/99                          5.37                         50,000,000                        49,874,153

General Electric Capital Corp.

10/18/99                          4.93                         20,000,000                        19,954,572

2/16/00                           5.60                         7,000,000                         6,854,563

3/7/00                            5.91                         25,000,000                        24,369,097

3/13/00                           5.90                         25,000,000                        24,348,556

General Electric Capital
Services, Inc.

10/5/99                           5.31                         50,000,000                        49,970,556

2/14/00                           5.60                         40,000,000                        39,180,978

General Motors Acceptance Corp.

10/13/99                          5.25                         20,000,000                        19,965,467

2/16/00                           5.60                         25,000,000                        24,480,583

2/23/00                           5.60                         25,000,000                        24,454,236

Household Finance Corp.

12/13/99                          5.31                         25,000,000                        24,737,910

J.P. Morgan & Co., Inc.

12/6/99                           5.20                         5,000,000                         4,953,525

2/9/00                            5.62                         25,000,000                        24,504,201

Kitty Hawk Funding Corp.

10/4/99                           5.36                         30,000,000                        29,986,625

10/7/99                           5.38                         10,000,000                        9,991,083

10/12/99                          5.38                         55,707,000                        55,615,935

10/29/99                          5.43                         14,000,000                        13,941,091

Merrill Lynch & Co., Inc.

2/22/00                           5.60                         50,000,000                        48,918,000

Morgan Stanley Dean Witter &
Co.

2/2/00                            5.62                         50,000,000                        49,061,389

New Center Asset Trust

11/3/99                           5.40                         16,000,000                        15,921,533

Norwest Financial, Inc.

3/6/00                            5.91                         25,000,000                        24,376,361

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Park Avenue Receivables Corp.

10/4/99                           5.41%                       $ 6,000,000                       $ 5,997,300

10/7/99                           5.39                         14,000,000                        13,987,447

10/20/99                          5.40                         14,954,000                        14,911,539

10/26/99                          5.41                         9,000,000                         8,966,375

Preferred Receivables Funding
Corp.

10/7/99                           5.39                         10,000,000                        9,991,083

10/20/99                          5.40                         36,500,000                        36,396,938

11/16/99                          5.45                         4,000,000                         3,972,451

11/18/99                          5.44                         12,000,000                        11,913,920

2/3/00                            6.00                         8,000,000                         7,836,944

2/4/00                            6.00                         4,000,000                         3,917,820

2/9/00                            6.00                         8,000,000                         7,829,409

Salomon Smith Barney
Holdings, Inc.

2/8/00                            5.63                         25,000,000                        24,507,083

Southern Co.

10/27/99                          5.39                         15,000,000                        14,942,042

Three Rivers Funding Corp.

10/12/99                          5.36                         50,000,000                        49,918,569

Triple-A One Funding Corp.

10/14/99                          5.39                         17,000,000                        16,967,096

10/15/99                          5.43                         8,000,000                         7,983,169

10/20/99                          5.39                         5,000,000                         4,985,882

10/25/99                          5.39                         12,000,000                        11,957,200

TOTAL COMMERCIAL PAPER                                                                           1,945,288,520


FEDERAL AGENCIES - 5.3%



FANNIE MAE - 0.9%

Agency Coupons - 0.9%

10/25/99                          5.21 (c)                     30,000,000                        29,986,918

FEDERAL HOME LOAN BANK - 2.9%

Agency Coupons - 2.9%

12/1/99                           5.30 (c)                     28,000,000                        27,996,556

1/4/00                            5.92 (b)(c)                  65,000,000                        64,955,300

                                                                                                 92,951,856

FREDDIE MAC - 1.5%

Discount Notes - 1.5%

3/3/00                            5.72                         50,000,000                        48,810,778

TOTAL FEDERAL AGENCIES                                                                       171,749,552

BANK NOTES - 12.9%



American Express Centurion Bank

10/11/99                          5.34 (c)                     20,000,000                        20,000,000

First National Bank, Chicago

10/1/99                           5.38 (c)                     70,000,000                        69,978,067

10/6/99                           5.32                         30,000,000                        29,999,302

7/5/00                            5.80                         25,000,000                        24,990,889



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

7/12/00                           5.75%                       $ 20,000,000                      $ 19,992,521

First Union National Bank,
North Carolina

10/20/99                          5.33 (c)                     20,000,000                        20,000,000

10/25/99                          5.35 (c)                     25,000,000                        25,000,000

10/27/99                          5.31 (c)                     12,000,000                        12,000,000

1/4/00                            6.17 (c)                     15,000,000                        15,000,000

Fleet National Bank

10/1/99                           5.46 (c)                     25,000,000                        24,990,623

Fleet National Bank, Providence

11/4/99                           5.36 (c)                     8,000,000                         7,999,627

Key Bank, National Association

10/18/99                          5.50 (c)                     18,000,000                        18,000,000

Mellon Bank NA, Pittsburgh

11/18/99                          5.38 (c)                     25,000,000                        24,995,397

NationsBank NA

10/1/99                           5.40                         20,000,000                        19,995,250

PNC Bank NA, Pittsburgh

11/3/99                           5.36 (c)                     8,000,000                         7,999,893

US Bank NA, North Dakota

10/21/99                          5.46 (c)                     50,000,000                        49,980,055

Wachovia Bank NA

10/8/99                           5.32                         25,000,000                        25,000,000

TOTAL BANK NOTES                                                                             415,921,624

MEDIUM-TERM NOTES - 6.6%



Associates Corp. of North
America

6/23/00                           5.57                         25,000,000                        25,034,037

Bishops Gate Resources
Mortgage Trust

10/1/99                           5.57 (c)                     7,000,000                         7,000,000

CIESCO LP

10/15/99                          5.36 (c)                     40,000,000                        39,993,749

CIT Group, Inc.

10/1/99                           5.65 (c)                     20,000,000                        19,981,335

10/1/99                           5.45 (c)                     20,000,000                        19,992,354

GE Life & Annuity Assurance Co.

10/1/99                           5.47 (c)(d)                  28,000,000                        28,000,000

General Electric Capital Corp.

11/3/99                           5.29 (c)                     25,000,000                        25,000,000

Goldman Sachs Group L.P.

10/7/99                           5.51 (c)(d)                  12,000,000                        12,000,000

10/27/99                          5.41 (c)(d)                  18,000,000                        18,000,000

11/10/99                          5.42 (a)(c)                  10,000,000                        10,000,000

Norwest Corp.

10/22/99                          5.33 (c)                     9,000,000                         9,000,000

TOTAL MEDIUM-TERM NOTES                                                                      214,001,475

SHORT-TERM NOTES - 2.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Capital One Funding Corp.
Series 1994 B,

10/7/99                           5.49% (c)                   $ 3,572,000                       $ 3,572,000

Capital One Funding Corp.
Series 1994 E,

10/7/99                           5.49 (c)                     1,090,000                         1,090,000

Capital One Funding Corp.
Series 1995 D,

10/7/99                           5.49 (c)                     2,718,000                         2,718,000

Capital One Funding Corp.
Series 1996 G,

10/7/99                           5.49 (c)                     3,818,000                         3,818,000

Capital One Funding Corp.
Series 1997 D,

10/7/99                           5.49 (c)                     2,385,000                         2,385,000

Capital One Funding Corp.
Series 1997 G,

10/7/99                           5.49 (c)                     7,398,000                         7,398,000

Jackson National Life
Insurance Co.

10/1/99                           5.46 (c)(d)                  10,000,000                        10,000,000

Monumental Life Insurance Co.

10/1/99                           5.51 (c)(d)                  10,000,000                        10,000,000

10/1/99                           5.54 (c)(d)                  10,000,000                        10,000,000

New York Life Insurance Co.

10/1/99                           5.47 (c)(d)                  5,000,000                         5,000,000

Pacific Life Insurance Co.

12/9/99                           5.60 (c)(d)                  3,000,000                         3,000,000

SMM Trust Series 1999 E,

10/5/99                           5.32 (a)(c)                  5,000,000                         5,000,000

Strategic Money Market Trust
Series 1998 A,

12/15/99                          5.61 (c)                     24,000,000                        24,000,000

TOTAL SHORT-TERM NOTES                                                                       87,981,000

MUNICIPAL SECURITIES - 0.6%



Virginia Hsg. Dev. Auth.
Bonds Series A, (MBIA
Guaranteed)

11/18/99                          5.35 (c)                     20,000,000                    19,990,905


REPURCHASE AGREEMENTS - 13.9%

                               MATURITY AMOUNT

In a joint trading account:    $ 399,278,846     399,220,000
(U.S. Government
Obligations) dated 9/30/99
due 10/1/99  At 5.44%

 (U.S. Treasury Obligations)    50,007,562       50,000,000
dated 9/30/99 due 10/1/99
At 5.31%

TOTAL REPURCHASE AGREEMENTS                      449,220,000

TOTAL INVESTMENT   PORTFOLIO                     3,312,148,997
- 102.5%

NET OTHER ASSETS - (2.5)%                        (79,381,626)

NET ASSETS - 100%                               $ 3,232,767,371

Total Cost for Income Tax Purposes  $ 3,312,148,997

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.5% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST

GE Life & Annuity Assurance    4/8/99            $ 28,000,000
Co. 5.47%, 10/1/99

Goldman Sachs Group L.P.       1/22/99           $ 18,000,000
5.41%, 10/27/99

5.51%, 10/7/99                 12/7/98           $ 12,000,000

Jackson National Life          7/6/99            $ 10,000,000
Insurance Co.  5.46%, 10/1/99

Monumental Life Insurance      9/17/98           $ 10,000,000
Co.: 5.51%, 10/1/99

5.54%, 10/1/99                 3/12/99           $ 10,000,000

New York Life Insurance Co.    12/21/98          $ 5,000,000
5.47%, 10/1/99

Pacific Life Insurance Co.     8/31/99           $ 3,000,000
5.60%, 12/9/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $96,000,000 or 3.0% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $88,000 of which $6,000, $49,000, $32,000 and $1,000 will expire on March 31, 2001, 2003, 2005 and 2006, respectively.

DOMESTIC PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 3,312,148,997
value (including repurchase
agreements of $449,220,000)
-  See accompanying schedule

Receivable for investments                     74,000
sold

Interest receivable                            6,149,712

 TOTAL ASSETS                                  3,318,372,709

LIABILITIES

Payable to custodian bank        $ 69,044

Payable for investments           15,000,000
purchased Regular delivery

 Delayed delivery                 64,955,300

Share transactions in process     1,404,667

Distributions payable             3,452,231

Accrued management fee            409,539

Distribution fees payable         175,843

Other payables and accrued        138,714
expenses

 TOTAL LIABILITIES                             85,605,338

NET ASSETS                                    $ 3,232,767,371

Net Assets consist of:

Paid in capital                               $ 3,233,043,542

Accumulated net realized gain                  (276,171)
(loss) on investments

NET ASSETS                                    $ 3,232,767,371

CLASS I: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($2,284,819,928 (divided by)
  2,285,023,465 shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($311,020,495 (divided by)
311,048,201 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($636,926,948 (divided by)
636,983,687 shares)

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED SEPTEMBER
                                    30, 1999 (UNAUDITED)

INTEREST INCOME                             $ 78,463,766

EXPENSES

Management fee                 $ 3,052,831

Transfer agent fees

 Class I                        273,598

 Class II                       39,685

 Class III                      89,462

Distribution fees

 Class II                       221,241

 Class III                      772,056

Accounting fees and expenses    136,544

Non-interested trustees'        4,686
compensation

Custodian fees and expenses     60,461

Registration fees               132,684

Audit                           14,586

Legal                           5,847

Miscellaneous                   4

 Total expenses before          4,803,685
reductions

 Expense reductions             (757,557)    4,046,128

NET INTEREST INCOME                          74,417,638

NET REALIZED GAIN (LOSS)   ON                (188,073)
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 74,229,565
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED SEPTEMBER  YEAR ENDED MARCH 31,
ASSETS                           30, 1999                    1999
                                 (UNAUDITED)

Operations Net interest income   $ 74,417,638                $ 91,909,725

 Net realized gain (loss)         (188,073)                   41,042

 NET INCREASE (DECREASE) IN       74,229,565                  91,950,767
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income

  Class I                         (52,864,651)                (73,935,908)

  Class II                        (7,070,853)                 (7,057,324)

  Class III                       (14,482,134)                (10,916,493)

 TOTAL DISTRIBUTIONS              (74,417,638)                (91,909,725)

 Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         55,046,569                  777,527,539

   Net asset value of             -                           281,496,359
Domestic Portfolio Class I
shares issued in exchange
for the net assets of
Rated Money Market Portfolio
Class I

  Class II                        (13,610,199)                218,713,695

   Net asset value of             -                           71,482,363
Domestic Portfolio Class II
shares issued in exchange
for the net assets of
Rated Money Market Portfolio
Class II

  Class III                       39,590,746                  395,616,253

   Net asset value of             -                           128,465,120
Domestic Portfolio Class III
shares issued in exchange
for the net assets of
Rated Money Market Portfolio
Class III

 TOTAL SHARE TRANSACTIONS         81,027,116                  1,873,301,329

  TOTAL INCREASE (DECREASE)       80,839,043                  1,873,342,371
IN NET ASSETS

NET ASSETS

 Beginning of period              3,151,928,328               1,278,585,957

 End of period                   $ 3,232,767,371             $ 3,151,928,328

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997       1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .025                        .052                   .055         .053       .057

Less Distributions

From net interest income          (.025)                      (.052)                 (.055)       (.053)     (.057)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B, C                 2.50%                       5.37%                  5.64%        5.40%      5.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,284,820                 $ 2,229,906            $ 1,170,833  $ 919,554  $ 1,117,917
(000 omitted)

Ratio of expenses to average      .20% A, D                   .20% D                 .20% D       .20% D     .20% D
net assets

Ratio of net interest income      4.94% A                     5.17%                  5.50%        5.26%      5.66%
to average net assets






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .049

Less Distributions

From net interest income          (.049)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 4.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 771,937
(000 omitted)

Ratio of expenses to average      .18% D
net assets

Ratio of net interest income      4.94%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998      1997     1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000   $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .024                        .051                   .054      .051     .021

Less Distributions

From net interest income          (.024)                      (.051)                 (.054)    (.051)   (.021)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.42%                       5.22%                  5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 311,020                   $ 324,648              $ 34,455  $ 4,235  $ 2,105
(000 omitted)

Ratio of expenses to average      .35% A, D                   .35% D                 .35% D    .35% D   .35% A, D
net assets

Ratio of net interest income      4.79% A                     4.92%                  5.36%     5.10%    5.20% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVERMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                              SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                              30, 1999

SELECTED PER-SHARE DATA       (UNAUDITED)                 1999                   1998      1997       1996      1995 E

Net asset value, beginning of $ 1.000                     $ 1.000                $ 1.000   $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income            .023                        .050                   .053      .050       .054      .035

Less Distributions

From net interest income       (.023)                      (.050)                 (.053)    (.050)     (.054)    (.035)

Net asset value, end of period $ 1.000                    $ 1.000                $ 1.000   $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C              2.37%                       5.11%                  5.38%     5.13%      5.56%     3.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 636,927                   $ 597,374              $ 73,298  $ 121,709  $ 47,396  $ 26,545
(000 omitted)

Ratio of expenses to average   .45% A, D                   .45% D                 .45% D    .45% D     .47% D    .50% A, D
net assets

Ratio of net interest income   4.69% A                     4.84%                  5.26%     5.02%      5.40%     5.14% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III
SHARES) TO MARCH 31, 1995.

MONEY MARKET PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Net Assets

CERTIFICATES OF DEPOSIT - 26.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.3%

First National Bank, Chicago

6/5/00                            5.55%                       $ 50,000,000                      $ 49,986,962

First Union National Bank,
North Carolina

11/20/99                          5.55 (b)                     75,000,000                        75,000,000

Fleet National Bank

11/3/99                           5.34 (b)                     49,000,000                        48,975,015

Southtrust Bank NA

10/12/99                          5.33                         50,000,000                        50,000,000

US Bank NA Minnesota

3/20/00                           5.95                         51,000,000                        51,000,000

                                                                                                 274,961,977

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 8.2%

Abbey National PLC

11/10/99                          5.39                         80,000,000                        80,000,000

Bank of Scotland Treasury
Services PLC

10/12/99                          5.33                         100,000,000                       99,995,443

Barclays Bank PLC

7/28/00                           5.80                         25,000,000                        25,000,000

Dresdner Bank AG

10/12/99                          5.32                         80,000,000                        80,000,000

Halifax PLC

10/7/99                           5.32                         250,000,000                       250,000,000

11/8/99                           4.95                         75,000,000                        75,000,000

11/9/99                           5.39                         80,000,000                        80,000,000

12/13/99                          5.00                         100,000,000                       100,000,000

Kredietbank NV

10/12/99                          5.34                         40,000,000                        40,000,000

Lloyds TSB Bank PLC

10/20/99                          5.34                         80,000,000                        80,000,105

National Westminster Bank PLC

10/12/99                          5.33                         80,000,000                        80,000,000

                                                                                                 989,995,548

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 16.1%

ABN-AMRO Bank NV

10/8/99                           5.32                         40,000,000                        40,000,000

Bank of Montreal

3/3/00                            5.35                         80,000,000                        79,977,280

Bank of Nova Scotia

11/29/99                          5.15                         50,000,000                        49,993,556

Banque Nationale de Paris

8/2/00                            5.85                         25,000,000                        24,989,971

Barclays Bank PLC

10/1/99                           5.38 (b)                     50,000,000                        49,984,291

10/1/99                           5.39 (b)                     75,000,000                        74,973,290

10/12/99                          5.33                         240,000,000                       240,000,000

3/1/00                            5.30                         25,000,000                        24,993,991

6/14/00                           5.66                         50,000,000                        49,983,124

Bayerische Hypo-und
Vereinsbank AG

10/25/99                          5.30 (b)                     100,000,000                       99,955,560



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Credit Communale de Belgique

12/29/99                          5.40%                       $ 50,000,000                      $ 50,000,000

Deutsche Bank AG

10/1/99                           5.39 (b)                     100,000,000                       99,963,279

1/14/00                           6.00                         50,000,000                        50,000,000

2/16/00                           5.12                         35,000,000                        34,993,623

Landesbank Hessen-Thuringen

3/1/00                            5.22                         35,000,000                        34,992,983

National Westminster Bank PLC

3/15/00                           5.15                         40,000,000                        39,993,015

7/12/00                           5.75                         100,000,000                       99,962,603

Norddeutsche Landesbank
Girozentrale

3/1/00                            5.30                         25,000,000                        24,994,992

7/12/00                           5.76                         100,000,000                       99,962,607

RaboBank Nederland Coop.
Central

7/5/00                            5.80                         50,000,000                        49,983,600

Royal Bank of Canada

10/1/99                           5.39 (b)                     65,000,000                        64,979,113

2/28/00                           5.26                         30,000,000                        29,994,661

6/5/00                            5.55                         40,000,000                        39,989,569

Royal Bank of Scotland PLC

10/6/99                           5.34                         50,000,000                        50,000,000

Societe Generale, France

10/4/99                           5.25                         50,000,000                        50,000,000

10/19/99                          5.33 (b)                     50,000,000                        49,981,283

12/6/99                           5.21                         122,000,000                       122,000,000

Svenska Handelsbanken AB

6/12/00                           5.60                         50,000,000                        49,986,598

Toronto Dominion Bank

12/8/99                           5.20                         80,000,000                        80,002,944

Westdeutsche Landesbank
Girozentrale

10/25/99                          5.34                         75,000,000                        75,000,000

                                                                                                 1,931,631,933

TOTAL CERTIFICATES OF DEPOSIT                                                                3,196,589,458

COMMERCIAL PAPER - 52.3%



Abbey National North America

12/6/99                           5.20                         75,000,000                        74,302,875

ABN-AMRO North America, Inc.

12/6/99                           5.20                         35,000,000                        34,674,996

Aspen Funding Corp.

10/15/99                          5.43 (b)                     90,000,000                        90,000,000

Asset Securitization Coop.
Corp.

10/4/99                           5.49 (b)                     75,000,000                        75,000,000

10/11/99                          5.43 (b)                     55,000,000                        54,996,102

10/12/99                          5.43 (b)                     90,000,000                        90,000,000

12/20/99                          5.54 (b)                     80,000,000                        80,000,000

2/14/00                           5.93                         50,000,000                        48,913,889

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

2/24/00                           6.00%                       $ 88,000,000                      $ 85,908,631

Associates First Capital Corp.

10/12/99                          5.26                         13,000,000                        12,979,384

12/14/99                          5.39                         30,000,000                        29,676,250

Bradford & Bingley Building
Society

10/6/99                           5.25                         5,082,000                         5,078,340

10/26/99                          5.35                         50,000,000                        49,815,278

Centric Capital Corp.

10/7/99                           5.37                         20,000,000                        19,982,167

10/18/99                          5.37                         50,000,000                        49,873,681

CIESCO LP

11/15/99                          5.39                         50,000,000                        49,665,625

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

10/12/99                          5.25                         77,000,000                        76,878,126

10/20/99                          5.25                         75,000,000                        74,794,958

10/20/99                          5.39                         50,000,000                        49,858,819

11/9/99                           5.44                         22,000,000                        21,871,538

CXC, Inc.

10/19/99                          5.38                         24,000,000                        23,935,680

10/20/99                          5.46 (b)                     75,000,000                        74,993,603

10/26/99                          5.40                         25,000,000                        24,907,118

Daimler-Chrysler North
America Holding Corp.

10/12/99                          5.37                         25,000,000                        24,959,208

10/13/99                          5.26                         22,000,000                        21,961,940

10/19/99                          5.25                         15,000,000                        14,961,150

2/16/00                           5.86                         20,000,000                        19,564,533

Delaware Funding Corp.

10/18/99                          5.38                         46,000,000                        45,883,786

10/20/99                          5.24                         25,339,000                        25,269,860

10/25/99                          5.38                         33,000,000                        32,882,300

Den Danske Corp., Inc.

10/20/99                          5.07                         50,000,000                        49,868,847

10/22/99                          5.33                         100,000,000                       99,690,250

Deutsche Bank Financial, Inc.

12/8/99                           5.21                         100,000,000                       99,042,333

Dresdner US Finance, Inc.

10/28/99                          5.39                         74,000,000                        73,703,630

Edison Asset Securitization LLC

10/5/99                           5.35                         100,000,000                       99,940,778

10/6/99                           5.35                         50,000,000                        49,962,986

10/12/99                          5.37                         55,000,000                        54,910,426

10/18/99                          5.39                         14,236,000                        14,200,034

2/3/00                            5.97                         100,000,000                       97,972,222

2/8/00                            5.92                         19,000,000                        18,605,486

2/10/00                           6.00                         46,000,000                        45,009,927

2/22/00                           6.00                         30,000,000                        29,298,000

3/6/00                            5.96                         15,698,000                        15,300,928

3/6/00                            6.01                         36,000,000                        35,083,120

3/10/00                           5.96                         27,172,000                        26,467,189

3/13/00                           5.96                         43,000,000                        41,865,803



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Enterprise Funding Corp.

10/7/99                           5.35%                       $ 14,687,000                      $ 14,673,953

10/15/99                          5.38                         57,063,000                        56,944,055

10/19/99                          5.40                         37,604,000                        37,503,409

10/19/99                          5.41                         32,000,000                        31,914,240

10/29/99                          5.40                         6,139,000                         6,113,359

10/29/99                          5.42                         8,000,000                         7,966,400

11/3/99                           5.43                         30,000,000                        29,851,500

12/2/99                           5.45                         30,645,000                        30,361,057

3/21/00                           6.01                         35,452,000                        34,464,504

Falcon Asset Securitization
Corp.

10/12/99                          5.36                         49,875,000                        49,793,773

10/14/99                          5.42                         5,299,000                         5,288,705

10/15/99                          5.39                         24,000,000                        23,949,880

10/19/99                          5.39                         52,317,000                        52,176,790

10/20/99                          5.38                         25,000,000                        24,929,410

10/28/99                          5.42                         28,000,000                        27,887,440

11/1/99                           5.46                         30,000,000                        29,860,500

12/14/99                          5.50                         16,741,000                        16,555,175

1/31/00                           6.03                         34,000,000                        33,320,189

2/4/00                            6.02                         21,000,000                        20,567,820

2/7/00                            6.02                         28,000,000                        27,410,040

Finova Capital Corp.

10/11/99                          5.58 (b)                     33,000,000                        33,000,000

Fleet Funding Corp.

10/18/99                          5.37                         33,000,000                        32,916,629

10/25/99                          5.38                         10,277,000                        10,240,345

GE Capital International
Funding, Inc.

10/5/99                           5.36                         60,000,000                        59,964,467

General Electric Capital Corp.

10/6/99                           5.32                         100,000,000                       99,926,389

10/14/99                          5.24                         100,000,000                       99,813,306

2/17/00                           5.60                         60,000,000                        58,744,367

2/22/00                           5.60                         40,000,000                        39,134,400

3/3/00                            5.90                         80,000,000                        78,032,222

General Motors Acceptance Corp.

10/13/99                          5.25                         50,000,000                        49,913,667

2/17/00                           5.60                         100,000,000                       97,907,278

3/7/00                            5.90                         100,000,000                       97,489,556

Heller Financial, Inc.

10/12/99                          5.45                         8,000,000                         7,986,751

10/13/99                          5.45                         17,000,000                        16,969,287

10/15/99                          5.45                         18,000,000                        17,962,060

10/18/99                          5.46                         9,000,000                         8,976,965

Kitty Hawk Funding Corp.

10/20/99                          5.38                         108,000,000                       107,694,480

10/22/99                          5.38                         16,221,000                        16,170,377

10/29/99                          5.43                         12,909,000                        12,854,682

11/8/99                           5.42                         16,000,000                        15,909,138

12/1/99                           5.50                         25,000,000                        24,770,403

Lehman Brothers Holdings, Inc.

1/18/00                           6.36                         80,000,000                        78,488,533

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Morgan Stanley Dean Witter &
Co.

2/2/00                            5.62%                       $ 150,000,000                     $ 147,184,167

Nationwide Building Society

10/13/99                          5.25                         29,250,000                        29,199,495

10/14/99                          5.25                         35,000,000                        34,934,531

Newport Funding Corp.

10/13/99                          5.39                         60,000,000                        59,893,000

10/14/99                          5.39                         85,000,000                        84,835,785

Northern Rock PLC

10/12/99                          5.25                         30,000,000                        29,952,517

Park Avenue Receivables Corp.

10/4/99                           5.41                         22,000,000                        21,990,100

10/12/99                          5.39                         96,000,000                        95,842,187

10/13/99                          5.51                         50,433,000                        50,340,540

10/25/99                          5.40                         20,370,000                        20,296,940

10/26/99                          5.41                         32,000,000                        31,880,444

PHH Corp.

10/5/99                           5.47                         4,000,000                         3,997,578

10/12/99                          5.47                         20,000,000                        19,966,694

Preferred Receivables Funding
Corp.

10/7/99                           5.35                         20,000,000                        19,982,233

10/7/99                           5.40                         24,600,000                        24,577,983

10/12/99                          5.36                         90,500,000                        90,352,611

10/18/99                          5.37                         75,345,000                        75,154,649

10/18/99                          5.38                         15,525,000                        15,485,778

10/28/99                          5.41                         55,190,000                        54,967,722

11/16/99                          5.45                         22,000,000                        21,848,481

11/17/99                          5.44                         35,425,000                        35,176,179

11/18/99                          5.46                         16,910,000                        16,788,473

1/31/00                           6.01                         18,260,000                        17,896,139

2/4/00                            6.00                         30,000,000                        29,383,650

2/9/00                            6.00                         33,000,000                        32,296,312

Salomon Smith Barney
Holdings, Inc.

2/7/00                            5.63                         100,000,000                       98,043,500

2/8/00                            5.63                         25,000,000                        24,507,083

2/14/00                           5.85                         45,000,000                        44,034,400

Societe Generale, North
America, Inc.

10/4/99                           5.31                         100,000,000                       99,955,917

Southern Co.

10/12/99                          5.38                         38,000,000                        37,937,881

Svenska Handelsbanken, Inc.

12/2/99                           5.15                         50,000,000                        49,567,722

The Bear Stearns Companies,
Inc.

2/23/00                           5.72                         50,000,000                        48,885,313

Three Rivers Funding Corp.

10/18/99                          5.39                         12,000,000                        11,969,627

Triple-A One Funding Corp.

10/20/99                          5.39                         15,000,000                        14,957,646

UBS Finance (Delaware), Inc.

12/13/99                          5.00                         175,000,000                       173,278,924



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Westdeutsche Landesbank
Girozentrale

10/18/99                          5.34%                       $ 285,000,000                     $ 284,284,017

10/20/99                          5.34                         100,000,000                       99,719,222

Windmill Funding Corp.

10/4/99                           5.36                         25,000,000                        24,988,854

10/4/99                           5.37                         21,044,000                        21,034,618

10/6/99                           5.37                         25,000,000                        24,981,424

10/6/99                           5.38                         25,000,000                        24,981,424

10/12/99                          5.37                         48,500,000                        48,420,864

10/13/99                          5.39                         38,000,000                        37,931,980

10/15/99                          5.38                         25,000,000                        24,947,889

10/15/99                          5.39                         16,000,000                        15,966,587

10/18/99                          5.38                         59,000,000                        58,850,664

10/20/99                          5.38                         30,000,000                        29,915,133

10/20/99                          5.40                         25,000,000                        24,929,410

1/13/00                           6.03                         15,850,000                        15,578,930

2/9/00                            6.00                         4,000,000                         3,914,704

2/22/00                           5.98                         9,000,000                         8,790,120

2/25/00                           5.98                         10,000,000                        9,761,942

TOTAL COMMERCIAL PAPER                                                                       6,287,269,280

BANK NOTES - 4.8%



Comerica Bank, Detroit

10/11/99                          5.42 (b)                     63,000,000                        62,967,701

11/9/99                           5.38 (b)                     17,000,000                        16,999,273

First National Bank, Chicago

10/6/99                           5.32                         45,000,000                        44,998,953

First Union National Bank,
North Carolina

10/21/99                          5.33 (b)                     20,000,000                        20,000,000

10/27/99                          5.31 (b)                     54,000,000                        54,000,000

1/4/00                            6.17 (b)(c)                  75,000,000                        75,000,000

Fleet National Bank

10/1/99                           5.40 (b)                     40,000,000                        39,957,956

Fleet National Bank, Providence

11/4/99                           5.36 (b)                     50,000,000                        49,997,671

Key Bank, National Association

10/18/99                          5.50 (b)                     72,000,000                        72,000,000

NationsBank NA

10/1/99                           5.40                         90,000,000                        89,978,740

PNC Bank NA, Pittsburgh

11/3/99                           5.36 (b)                     50,000,000                        49,999,333

TOTAL BANK NOTES                                                                             575,899,627

MASTER NOTES - 3.3%



J.P. Morgan Securities, Inc.

10/7/99                           5.35 (b)                     400,000,000                   399,999,998

MEDIUM-TERM NOTES - 6.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Abbey National Treasury
Services PLC

8/3/00                            5.85%                       $ 50,000,000                      $ 49,979,877

AT&T Corp.

10/6/99                           5.43 (b)                     175,000,000                       175,000,000

Bishops Gate Resources
Mortgage Trust

10/1/99                           5.57 (b)                     42,000,000                        42,000,000

CIESCO LP

10/15/99                          5.36 (b)                     50,000,000                        49,992,187

Ford Motor Credit Co.

10/1/99                           5.45 (b)                     50,000,000                        50,000,000

11/23/99                          5.46 (b)                     100,000,000                       99,938,603

General Electric Capital Corp.

10/12/99                          5.26 (b)                     38,000,000                        38,000,000

11/12/99                          5.39 (b)                     43,000,000                        43,000,000

Goldman Sachs Group L.P.

10/7/99                           5.51 (b)(d)                  68,000,000                        68,000,000

10/27/99                          5.41 (b)(d)                  66,000,000                        66,000,000

11/10/99                          5.42 (a)(b)                  48,000,000                        48,000,000

Norwest Corp.

10/22/99                          5.33 (b)                     61,000,000                        61,000,000

TOTAL MEDIUM-TERM NOTES                                                                      790,910,667

SHORT-TERM NOTES - 4.9%



Capital One Funding Corp.
Series 1994 C,

10/7/99                           5.49 (b)                     6,768,000                         6,768,000

Capital One Funding Corp.
Series 1995 E,

10/7/99                           5.49 (b)                     6,735,000                         6,735,000

Capital One Funding Corp.
Series 1996 C,

10/7/99                           5.49 (b)                     12,576,000                        12,576,000

Capital One Funding Corp.
Series 1996 H,

10/7/99                           5.49 (b)                     3,675,000                         3,675,000

Capital One Funding Corp.
Series 1997 E,

10/7/99                           5.49 (b)                     11,300,000                        11,300,000

Capital One Funding Corp.
Series 1997 F,

10/7/99                           5.49 (b)                     2,600,000                         2,600,000

Capital One Funding Corp.
Series 1998 B,

10/7/99                           5.49 (b)                     28,384,000                        28,384,000

Jackson National Life
Insurance Co.

10/1/99                           5.46 (b)(d)                  47,000,000                        47,000,000

Monumental Life Insurance Co.

10/1/99                           5.51 (d)                     36,000,000                        36,000,000

10/1/99                           5.54 (b)(d)                  55,000,000                        55,000,000

New York Life Insurance Co.

10/1/99                           5.47 (b)(d)                  39,000,000                        39,000,000

12/1/99                           5.62 (b)(d)                  37,000,000                        37,000,000



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Pacific Life Insurance Co.

12/9/99                           5.60 (b)(d)                 $ 37,000,000                      $ 37,000,000

RACERS Series 1999 - 16MM,

10/4/99                           5.40% (a)(b)                 73,000,000                        73,000,000

SMM Trust Series 1999 E,

10/5/99                           5.32 (a)(b)                  28,000,000                        28,000,000

SMM Trust Series 1999 I,

11/26/99                          5.49 (a)(b)                  29,000,000                        29,000,000

Strategic Money Market Trust
Series 1998 A,

12/15/99                          5.61 (b)                     139,000,000                       139,000,000

TOTAL SHORT-TERM NOTES                                                                       592,038,000

TIME DEPOSITS - 0.8%



Dresdner Bank AG

10/1/95                           5.38                         100,000,000                   100,000,000


REPURCHASE AGREEMENTS - 1.1%

                              MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated 9/30/99
due 10/1/99 At:

5.24%                         $ 4,503,656                         4,503,000

5.28%                          126,805,596                        126,787,000

TOTAL REPURCHASE AGREEMENTS                                        131,290,000

TOTAL INVESTMENT   PORTFOLIO                                    12,073,997,030
- 100.4%

NET OTHER ASSETS - (0.4)%                                         (44,498,961)

NET ASSETS - 100%                                               $ 12,029,498,069

Total Cost for Income Tax Purposes  $ 12,073,997,030

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $178,000,000 or 1.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Security purchased on a delayed or when-issued basis.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   COST

Goldman Sachs Group L.P.:      1/22/99            $ 66,000,000
5.41%, 10/27/99

5.51%, 10/7/99                 12/7/98            $ 68,000,000

Jackson National Life          7/6/99             $ 47,000,000
Insurance Co.  5.46%, 10/1/99

Monumental Life Insurance      7/31/98 - 9/17/98  $ 36,000,000
Co.: 5.51%, 10/1/99

5.54%, 10/1/99                 3/12/99            $ 55,000,000

New York Life Insurance Co.:   12/21/98           $ 39,000,000
5.47%, 10/1/99

5.62%, 12/1/99                 8/13/99            $ 37,000,000

Pacific Life Insurance Co.     8/31/99            $ 37,000,000
5.60%, 12/9/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $385,000,000 or 3.2% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the fund had a capital loss carryforward of approximately $2,228,000 of which $336,000, $898,000, $547,000,
$245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2001,
2002, 2003, 2004, 2005, 2006 and 2007, respectively.

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 12,073,997,030
value (including repurchase
agreements of $131,290,000)
- See accompanying schedule

Receivable for investments                     1,844,000
sold

Interest receivable                            49,613,824

Other receivables                              7,978

 TOTAL ASSETS                                  12,125,462,832

LIABILITIES

Payable to custodian bank        $ 544,304

Payable for investments           75,000,000
purchased on a delayed
delivery basis

Share transactions in process     135,912

Distributions payable             17,980,476

Accrued management fee            1,518,491

Distribution fees payable         145,966

Other payables and accrued        639,614
expenses

 TOTAL LIABILITIES                             95,964,763

NET ASSETS                                    $ 12,029,498,069

Net Assets consist of:

Paid in capital                               $ 12,031,709,070

Accumulated net realized gain                  (2,211,001)
(loss) on investments

NET ASSETS                                    $ 12,029,498,069

CLASS I: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($11,320,671,731 (divided
by)   11,322,730,179 shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($120,597,834 (divided by)
120,619,763 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($588,228,504 (divided by)
588,335,462 shares)

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED SEPTEMBER
                                     30, 1999 (UNAUDITED)

INTEREST INCOME                              $ 354,733,154

EXPENSES

Management fee                 $ 13,833,967

Transfer agent fees

 Class I                        1,532,708

 Class II                       22,356

 Class III                      87,066

Distribution fees

 Class II                       100,769

 Class III                      795,818

Accounting fees and expenses    419,057

Non-interested trustees'        22,373
compensation

Custodian fees and expenses     133,345

Registration fees               408,409

Audit                           36,586

Legal                           27,010

 Total expenses before          17,419,464
reductions

 Expense reductions             (4,072,303)   13,347,161

NET INTEREST INCOME                           341,385,993

NET REALIZED GAIN (LOSS)  ON                  16,728
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 341,402,721
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31, 1999
ASSETS                           30, 1999 (UNAUDITED)

Operations Net interest income   $ 341,385,993               $ 658,281,621

 Net realized gain (loss)         16,728                      46,094

 NET INCREASE (DECREASE) IN       341,402,721                 658,327,715
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (323,183,536)               (620,092,279)

  Class II                        (3,163,135)                 (6,802,226)

  Class III                       (15,039,322)                (31,387,116)

 TOTAL DISTRIBUTIONS              (341,385,993)               (658,281,621)

 Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         (1,447,437,311)             3,384,051,137

  Class II                        30,864,491                  3,745,773

  Class III                       (64,282,346)                164,699,216

 TOTAL SHARE TRANSACTIONS         (1,480,855,166)             3,552,496,126

  TOTAL INCREASE (DECREASE)       (1,480,838,438)             3,552,542,220
IN NET ASSETS

NET ASSETS

 Beginning of period              13,510,336,507              9,957,794,287

 End of period                   $ 12,029,498,069            $ 13,510,336,507

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .025                        .053                   .055         .053         .057

Less Distributions

From net interest income          (.025)                      (.053)                 (.055)       (.053)       (.057)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.51%                       5.40%                  5.68%        5.43%        5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,320,672                $ 12,768,085           $ 9,383,996  $ 8,714,137  $ 6,465,953
(000 omitted)

Ratio of expenses to average      .18% A, D                   .18% D                 .18% D       .18% D       .18% D
net assets

Ratio of net interest income      4.95% A                     5.24%                  5.54%        5.31%        5.73%
to average net assets






SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .049

Less Distributions

From net interest income          (.049)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 4.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,130,123
(000 omitted)

Ratio of expenses to average      .18% D
net assets

Ratio of net interest income      5.00%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998      1997       1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .024                        .051                   .054      .051       .022

Less Distributions

From net interest income          (.024)                      (.051)                 (.054)    (.051)     (.022)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B, C                 2.43%                       5.24%                  5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 120,598                   $ 89,741               $ 85,990  $ 167,583  $ 64,200
(000 omitted)

Ratio of expenses to average      .33% A, D                   .33% D                 .33% D    .33% D     .33% A, D
net assets

Ratio of net interest income      4.71% A                     5.13%                  5.39%     5.16%      5.29% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                             SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                             30, 1999

SELECTED PER-SHARE DATA      (UNAUDITED)                 1999                   1998       1997       1996       1995

Net asset value, beginning
of                           $ 1.000                     $ 1.000                $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income           .024                        .050                   .053       .050       .055       .046

Less Distributions

From net interest income      (.024)                      (.050)                 (.053)     (.050)     (.055)     (.046)

Net asset value, end of period   $ 1.000                 $ 1.000                $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C             2.38%                       5.14%                  5.41%      5.17%      5.61%      4.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period    $ 588,228                   $ 652,511              $ 487,808  $ 444,048  $ 229,530  $ 457,286
(000 omitted)

Ratio of expenses to average  .43% A, D                   .43% D                 .43% D     .43% D     .45% D     .50% D
net assets

Ratio of net interest income  4.72% A                     4.98%                  5.28%      5.06%      5.46%      4.94%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

TAX-EXEMPT PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 100.6%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ALABAMA - 5.0%

Alabama Hsg. Fin. Auth.          $ 1,925,000                        $ 1,925,000
Multi-family Hsg. Rev.
(Homewood Gardens Proj.)
Series 1991C, 3.95%, LOC
Southtrust Bank NA, VRDN (a)

Anniston Ind. Dev. Board          9,100,000                          9,100,000
(Monsanto Co. Proj.) Series
1992, 3.8%, VRDN (a)

Anniston Solid Waste Disp.        2,230,000                          2,230,000
Auth. (Monsanto Co. Proj.)
Series 1992, 3.8%, VRDN (a)

Birmingham Pub. Park &            9,200,000                          9,200,000
Recreation Board Rev.
(McWane Ctr. Proj.)  Series
1997, 3.85%, LOC Amsouth
Bank, Birmingham, VRDN (a)

Columbia Ind. Dev. Board          25,000,000                         25,000,000
Poll. Cont. Rev. Rfdg.
(Alabama Pwr. Co. Proj.)
Series 1999 C, 3.95%, VRDN
(a)

Decatur Ind. Dev. Board:

Poll. Cont. Rev. (Monsanto        5,925,000                          5,925,000
Co. Proj.) Series 1990,
3.8%, VRDN (a)

Rfdg. (Monsanto Co. Proj.):

Series 1992, 3.8%, VRDN (a)       3,500,000                          3,500,000

Series 1994, 3.8%, VRDN (a)       3,115,000                          3,115,000

Huntsville Ind. Dev. Board        1,000,000                          1,000,000
Rev. Rfdg.  (PPG Industries,
Inc. Proj.) Series 1992,
3.85%, VRDN (a)

Jefferson County
Participating VRDN:

Series 1998 124, 3.85%            5,300,000                          5,300,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series PA 487R, 3.85%             6,700,000                          6,700,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series PT 124, 3.85%              6,800,000                          6,800,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Mobile Ind. Dev. Board Poll.      5,700,000                          5,700,000
Cont. Rev. (Alabama Pwr. Co.
Proj.) Series C, 3.88%, VRDN
(a)

Montgomery BMC Spl. Care          3,100,000                          3,100,000
Facilities Fing. Auth. Hosp.
Rev. (VHA of Alabama, Inc.
Cap. Assets) Series 1985 H,
3.85% (AMBAC Insured) (BPA
Mellon Bank NA, Pittsburgh),
VRDN (a)

Tarrant City Ind. Dev. Board      2,300,000                          2,300,000
Rev. Rfdg. (Philip Morris
Co., Inc.) Series 1993,
3.9%, VRDN (a)

Tuscaloosa County Port Auth.      3,880,000                          3,880,000
Rev. (Capstone Hotel Ltd.
Proj.) Series 1989 A, 3.95%,
LOC Southtrust Bank NA, VRDN
(a)

                                                                     94,775,000

ALASKA - 0.7%

Alaska Hsg. Fin. Corp.            3,010,000                          3,010,000
Participating VRDN Series
FR/RI 2, 3.9% (Liquidity
Facility Bank of New York
NA) (a)(c)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Valdez Marine Term. Rev.:

Participating VRDN Series        $ 7,005,000                        $ 7,005,000
MSDW 1998 146, 3.85%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Rfdg. Bonds (Atlantic             2,300,000                          2,300,000
Richfield Co.)  Series 1994
A, 3.55% tender 1/26/00
(Liquidity Facility Morgan
Stanley Dean Witter & Co.),
CP mode

                                                                     12,315,000

ARIZONA - 5.0%

Apache County Ind. Dev. Auth.     13,250,000                         13,250,000
(Tucson Elec. Pwr. Co. -
Springerville Proj.) Series
1983 C, 3.85%, LOC Societe
Generale, France, VRDN (a)

Arizona Trans. Board Excise       3,400,000                          3,431,253
Tax Rev. Bonds (Maricopa
County Reg'l. Area Road)
Series A, 4.5% 7/1/00

Maricopa County Cmnty.            3,000,000                          3,043,334
College District Bonds
(Cmnty. College District
Proj.) Series 1984 C, 5.25%
7/1/00

Maricopa County Poll. Cont.       2,250,000                          2,250,000
Corp. Rev. Bonds (Southern
California Edison Co.)
Series 1985 F, 3.5% tender
1/26/00, CP mode

Phoenix Ind. Dev. Auth.           18,000,000                         18,000,000
Multi-family Hsg. Rev. Rfdg.
(Paradise Lakes Apt. Proj.)
Series 1995, 3.85%, LOC Gen.
Elec. Cap. Corp., VRDN (a)

Pinal County Ind. Dev. Auth.      10,135,000                         10,135,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.)  Series 1995,
3.9%, LOC Chase Manhattan
Bank, VRDN (a)

Salt River Proj. Agric. Impt.
& Pwr. District:

Bonds (Elec. Sys. Rev.) 5.5%      2,000,000                          2,009,691
1/1/00

Series 1997 A, 3.55% 11/1/99,     25,600,000                         25,600,000
CP

3.55% 11/1/99, CP                 9,000,000                          9,000,000

3.65% 11/1/99, CP                 5,500,000                          5,500,000

4.2% 10/12/99, CP                 2,000,000                          2,000,000

                                                                     94,219,278

ARKANSAS - 1.7%

Arkansas Dev. Fin. Auth.          3,920,000                          3,920,000
Participating VRDN Series A
1, 3.85% (Liquidity Facility
Caisse des Depots et
Consignations) (a)(c)

Arkansas Hosp. Equip. Fin.
Auth.:

(Arkansas Hosp. Assoc. Pooled     2,900,000                          2,900,000
Fing. Prog.) Series 1998 A,
3.8%,  LOC Bank of America
NA, VRDN (a)

(Jefferson Hosp. Assoc., Inc.     1,895,000                          1,895,000
Proj.)  Series 1989, 3.8%,
LOC KBC Bank, NV, VRDN (a)

Univ. of Arkansas Rev. (UAMS      22,995,000                         22,995,000
Campus) Series 1998, 3.85%
(MBIA Insured) (BPA Cr.
Swiss First Boston Bank),
VRDN (a)

                                                                     31,710,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

CALIFORNIA - 1.0%

California Higher Ed. Student
Ln. Auth. Rev. Bonds:

Series 1987 A, 3.18%, tender     $ 16,700,000                       $ 16,700,000
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     2,300,000                          2,300,000
4/1/00, LOC Student Ln.
Marketing Assoc.

                                                                     19,000,000

COLORADO - 0.7%

Colorado Springs Util. Sys.       1,000,000                          1,000,000
Impt. Rev. Participating
VRDN Series FR/RI 19, 3.95%
(Liquidity Facility Bank of
New York NA) (a)(c)

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 3.9%               2,900,000                          2,900,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(c)

Series FR/RI 13, 3.9%             9,500,000                          9,500,000
(Liquidity Facility Bank of
New York NA) (a)(c)

                                                                     13,400,000

DELAWARE - 0.4%

Delaware Econ. Dev. Auth.         1,500,000                          1,500,000
Poll.  Cont. Rev. (Delmarva
Pwr. & Lt. Proj.)  Series
1999 A, 3.8%, VRDN (a)

Delaware Hsg. Auth. Bonds         6,625,000                          6,625,000
Series PA 39, 3.7%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(c)

                                                                     8,125,000

DISTRICT OF COLUMBIA - 0.8%

District of Columbia Gen.
Oblig. Participating VRDN:

Series PA 568, 3.92%              4,165,000                          4,165,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series ROC#2-99-10, 3.87%         2,800,000                          2,800,000
(Liquidity Facility Toronto
Dominion Bank) (a)(c)

District of Columbia Rev.         3,500,000                          3,500,000
(Nat'l. Academy of Sciences
Proj.) Series 1999 C, 3.9%
(Liquidity Facility Bank of
America NA), VRDN (a)

District of Columbia Wtr. &       4,200,000                          4,200,000
Swr. Participating VRDN
Series 98-5201, 3.84%
(Liquidity Facility
Citibank,  New York NA)
(a)(c)

                                                                     14,665,000

FLORIDA - 8.3%

Brevard County School             3,500,000                          3,515,157
District TAN 4% 6/30/00

Broward County Fin. Auth.         1,620,000                          1,620,000
Multi-family Hsg. Rev. (Palm
Aire-Oxford Proj.) Series
1990, 3.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Collier County Ind. Dev.          3,500,000                          3,500,000
Auth. (Cmnty. School of
Naples Proj.) Series 1999,
3.85%, LOC Bank of America
NA, VRDN (a)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Florida Board of Ed.             $ 9,900,000                        $ 9,900,000
Participating VRDN Series
96C0905, Class A, 3.84%
(Liquidity Facility
Citibank, New York NA) (a)(c)

Florida Cap. Projects Fin.        13,195,000                         13,195,000
Auth. (Cap. Proj. Ln. Prog.)
Series 1997 A, 3.75% (FSA
Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (a)

Florida Dept. of Trans.           5,110,000                          5,110,000
Participating VRDN 3.85%
(Liquidity Facility Societe
Generale, France) (a)(c)

Florida Hsg. Fin. Agcy.           1,500,000                          1,500,000
Multi-family Hsg. Rev. Rfdg.
(Brandon-Oxford Proj.)
Series 1990 C, 3.9%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Highlands County Health
Facilities  Auth. Rev.
(Adventist Health Sys.
Sunbelt Proj.):

Series B, 3.8% (MBIA              16,800,000                         16,800,000
Insured), VRDN (a)

3.8% (MBIA Insured) (BPA Bank     30,800,000                         30,800,000
One NA Chicago), VRDN (a)

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1988, 3.35% tender         2,000,000                          2,000,000
10/12/99, LOC Kredietbank,
CP mode

Series 1989, 3.35% tender         1,000,000                          1,000,000
10/12/99, LOC Kredietbank,
CP mode

Series 1990, 3.35% tender         4,300,000                          4,300,000
10/12/99, LOC Kredietbank,
CP mode

Jacksonville Elec. Auth. Rev.:

Series A, 3.65% 1/28/00, CP       2,000,000                          2,000,000

Series C 1, 3.7% 10/6/99          3,000,000                          3,000,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

Jacksonville Poll. Cont. Rev.     4,000,000                          4,000,000
Rfdg.  Bonds (Florida Pwr. &
Lt. Co. Proj.)  Series 1994,
3.6% tender 11/12/99, CP mode

Lee County Hosp. Board Hosp.      5,400,000                          5,400,000
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
3.4% tender 11/10/99, CP mode

Miami-Dade County Ind. Dev.       8,000,000                          8,000,000
Rev. (Carrollton Sch. Proj.)
Series 1999, 3.8%, LOC
SunTrust Bank, Miami NA,
VRDN (a)

Miami-Dade County School          14,000,000                         14,060,127
District TAN Series 1999, 4%
6/28/00

Orange County Ed. Facilities      6,100,000                          6,100,000
Auth. Ed. Rev. (Rollins
College Proj.) Series 1999,
3.8%, LOC Bank of America
NA, VRDN (a)

Orange County Health              3,985,000                          3,985,000
Facilities Auth.
Participating VRDN Series PA
95, 3.5% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(a)(c)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

FLORIDA - CONTINUED

Sarasota County Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A:

3.7% tender 10/1/99              $ 10,500,000                       $ 10,500,000
(Liquidity Facility SunTrust
Bank, Central FL NA),  CP
mode

4.1% tender 10/1/99               1,500,000                          1,500,000
(Liquidity Facility SunTrust
Bank, Central FL NA),  CP
mode

Sunshine State Govt. Fing.        2,600,000                          2,600,000
Commission Rev. Bonds Series
1986, 3.2% tender 1/28/00
(AMBAC Insured), CP mode

Tampa Sports Auth.                1,900,000                          1,900,000
Participating VRDN Series
SGA 61, 3.9% (Liquidity
Facility Societe Generale,
France) (a)(c)

                                                                     156,285,284

GEORGIA - 6.5%

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.):

Series 1995 2, 3.78% tender       4,200,000                          4,200,000
4/25/00, CP mode

Series 1996, 3.75% tender         30,200,000                         30,200,000
4/24/00,  CP mode

Clayton County Hsg. Auth.         7,215,000                          7,215,000
Multi-family Hsg. Rev. Rfdg.
(Partners LP Proj.) Series
1996, 4.05%, LOC Wachovia
Bank NA, VRDN (a)

Columbia County Residential       3,335,000                          3,335,000
Care Facilities Rev.
(Augusta Residental
Ctr./Brandon Wilde Lifecare
Ctr.) 3.8%, LOC SunTrust
Bank of Atlanta, VRDN (a)

Fulton County Hsg. Auth.
Multi-family Hsg. Rev. Rfdg.:

(Holcomb's Landing Apts.          2,200,000                          2,200,000
Proj.) 3.8%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)

(Spring Creek Crossing Proj.)     25,400,000                         25,400,000
3.85%,  LOC Wachovia Bank
NA, VRDN (a)

Georgia Muni. Elec. Auth.:

Series A, 3.4% 10/8/99,  LOC      6,600,000                          6,600,000
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Series B, 3.4% 10/12/99, LOC      2,657,000                          2,657,000
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Gwinnett County Dev. Auth.        6,500,000                          6,500,000
Rev. (Greater Atlanta
Schools Proj.) Series 1998,
3.8%, LOC SunTrust Bank of
Atlanta, VRDN (a)

Marietta Hsg. Auth.               2,000,000                          2,000,000
Multi-family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series
1993, 3.8%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Metro. Atlanta Rapid Transit     $ 3,495,000                        $ 3,495,000
Auth. Participating VRDN
Series 59, 3.85% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

Putnam County Poll. Cont.         2,600,000                          2,600,000
Rev. Bonds (Pwr. Co. Plant
Proj.) Second Series 1997,
3.8% tender 1/13/00, CP mode

Roswell Hsg. Auth.                5,200,000                          5,200,000
Multi-family Hsg. Rev.
(Autumnbrook Apts.) Series
1991 A, 3.9%, LOC Amsouth
Bank, Birmingham, VRDN (a)

South Georgia Hosp. Auth.         21,400,000                         21,400,000
Rev. 3.8% (AMBAC Insured),
VRDN (a)

                                                                     123,002,000

IDAHO - 0.7%

Caribou County Poll. Cont.
Rev. Rfdg. (Monsanto Co.
Proj.):

Series 1990, 3.8%, VRDN (a)       3,600,000                          3,600,000

Series 1994 A, 3.8%, VRDN (a)     3,000,000                          3,000,000

Idaho TAN Series 1999, 4.25%      6,500,000                          6,539,817
6/30/00

                                                                     13,139,817

ILLINOIS - 8.2%

Chicago Gen. Oblig.               2,500,000                          2,500,000
Participating VRDN Series PA
S43, 3.85% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Chicago Pub. Bldg. Cmnty.         1,695,000                          1,695,000
Bldg. Participating VRDN
Series PA 473, 3.85%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Chicago Sales Tax Rev.
Participating VRDN:

Series 1998 92, 3.85%             1,570,000                          1,570,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series FR/RI 24, 3.9%             5,150,000                          5,150,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Chicago School Reform Board
of Ed. Participating VRDN:

Series 1996 BB, 3.97%             9,000,000                          9,000,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series 1998 115, 3.85%            8,000,000                          8,000,000
(Liquidity  Facility Morgan
Stanley Dean Witter  & Co.)
(a)(c)

Chicago Tax Increment Alloc.      11,700,000                         11,700,000
Rev. (Stockyards Southeast
Quad) Series 1996 B, 3.8%,
LOC Northern Trust Co.,
Chicago, VRDN (a)

Glendale Heights                  1,330,000                          1,330,000
Participating VRDN Series PT
106, 3.9% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Illinois Dev. Fin. Auth. Rev.     11,200,000                         11,200,000
(Local Gov't. Fin. Auth.
Prog.) Series 1999 A, 3.8%
(AMBAC Insured), VRDN (a)

Illinois Edl. Facilities
Auth. Rev.:

Participating VRDN Series         4,250,000                          4,250,000
1997 U, 3.95% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ILLINOIS - CONTINUED

Illinois Edl. Facilities
Auth. Rev.: - continued

Participating VRDN Series        $ 7,200,000                        $ 7,200,000
981302, 3.84% (Liquidity
Facility Citibank,  New York
NA) (a)(c)

Illinois Gen. Oblig.              20,075,000                         20,075,000
Participating VRDN Series
1998 143 3.85% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

Illinois Health Facilities
Auth. Rev.:

Bonds (SMM Health Care Proj.)     1,900,000                          1,900,000
 Series 1998 B, 3.6% tender
1/27/00 (MBIA Insured), CP
mode

(Franciscan Eldercare &           2,000,000                          2,000,000
Comnty. Svcs.) Series 1996
B, 3.8%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)

(Little Co. of Mary Hosp.)        18,905,000                         18,905,000
Series 1997 B, 3.8% (MBIA
Insured), VRDN (a)

(Resurrection Health Care)        4,200,000                          4,200,000
Series 1999 A, 3.95% (FSA
Insured), VRDN (a)

Rfdg.:

(Franciscan Eldercare &           9,800,000                          9,800,000
Cmnty. Svcs.) Series 1996 C,
3.8%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)

Participating VRDN Series PT      3,345,000                          3,345,000
116, 3.85% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

3.95% (MBIA Insured), VRDN (a)    2,400,000                          2,400,000

Illinois Hsg. Dev. Auth.
Homeowner Mtg. Rev. Bonds:

Series 1999 B1, 3.2%, tender      2,160,000                          2,160,000
4/27/00

Series E 1, 3.55%, tender         3,700,000                          3,700,000
7/27/00

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SG 82, 3.85%               17,500,000                         17,500,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Series SGB 10, 3.87%              6,100,000                          6,100,000
(Liquidity Facility Societe
Generale, France) (a)(c)

                                                                     155,680,000

INDIANA - 1.5%

Fort Wayne Econ. Dev. Rev.        3,950,000                          3,950,000
(Edy's Grand Ice Cream
Proj.) Series 1985, 3.875%,
LOC Bank of America NA, VRDN
(a)

Indianapolis Gas Util. Sys.       5,400,000                          5,400,000
Rev. 4.05% 10/1/99, CP

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop.):

Series 1985 L 2, 3.65% tender     3,700,000                          3,700,000
1/28/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 3, 3.55% tender     6,600,000                          6,600,000
1/21/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Series 1985 L 5, 3.55% tender    $ 5,200,000                        $ 5,200,000
1/25/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 2, 3.65% tender     1,000,000                          1,000,000
1/28/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Valparaiso Econ. Dev. Rev.        3,300,000                          3,300,000
(Indiana Retirement Cmnty.
Proj.) 3.85%, LOC Bank One,
Indiana NA, VRDN (a)

                                                                     29,150,000

KANSAS - 0.7%

Burlington Poll. Cont. Rev.       5,000,000                          5,000,000
Participating VRDN Series
FR/RI A 26, 3.9% (Liquidity
Facility Bank of New York
NA) (a)(c)

La Cygne Envir. Impt. Rev.        4,500,000                          4,500,000
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.9%,
VRDN (a)

Wichita Gen. Oblig. BAN 4%        2,900,000                          2,906,444
2/24/00

                                                                     12,406,444

KENTUCKY - 1.4%

Jefferson County Poll. Cont.
Rev.:

Bonds (Louisville Gas & Elec.
Co. Proj.):

Series 1993 A, 3.3% tender        1,515,000                          1,515,000
10/8/99, CP mode

Series 1995 A, 3.65% tender       3,100,000                          3,100,000
1/28/00, CP mode

Rfdg. (Philip Morris Co.,         1,300,000                          1,300,000
Inc. Proj.)  Series 1992,
3.9%, VRDN (a)

Kentucky Asset Liability
Commission Agcy. Fund Rev.
Bonds:

Series 1998 A, 3.55% tender       1,400,000                          1,400,000
11/1/99, LOC Commerzbank AG,
CP mode

Series 1998, 3.4% tender          1,700,000                          1,700,000
10/12/99, LOC Commerzbank
AG, CP mode

Kentucky Asset Liability          4,245,000                          4,250,992
Commission Gen. Fund Rev.
Bonds First Series, 3.5%
3/1/00

Louisville & Jefferson County     3,880,000                          3,880,000
Rev. Participating VRDN
Series PT 69, 3.85%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Middletown Rev. (Christian        5,500,000                          5,500,000
Academy Proj.) Series 1997,
3.85%, LOC Bank One,
Kentucky NA, VRDN (a)

Trimble County Poll. Cont.
Rev.  Bonds (Louisville Gas
& Elec. Co.) Series 1992 A:

3.5% tender 1/27/00, CP mode      1,700,000                          1,700,000

3.65% tender 1/28/00, CP mode     1,650,000                          1,650,000

                                                                     25,995,992

LOUISIANA - 2.0%

Calcasieu Parish Ind. Dev.
Board Poll. Cont. Rev.:

(PPG Industries/Lake Charles      3,400,000                          3,400,000
Proj.)  Series 1999, 3.85%,
VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

LOUISIANA - CONTINUED

Calcasieu Parish Ind. Dev.
Board Poll. Cont. Rev.: -
continued

Rfdg. (PPG Industries) Series    $ 10,000,000                       $ 10,000,000
1992, 3.8%, VRDN (a)

Lafayette Econ. Dev. Auth.        3,750,000                          3,750,000
Ind. Dev. Rev. Rfdg. (Holt
County of Louisiana Proj.)
4.155%, LOC Chase Bank of
Texas NA, VRDN (a)

West Baton Rouge Parish Ind.
District #3 Rev.:

Bonds (Dow Chemical Co.           3,000,000                          3,000,000
Proj.) 3.5% tender 11/17/99,
CP mode

Rfdg. Bonds (Dow Chemical Co.
Proj.) Series 1991:

3.45% tender 10/13/99, CP mode    4,000,000                          4,000,000

3.65% tender 11/18/99, CP mode    14,200,000                         14,200,000

                                                                     38,350,000

MARYLAND - 2.0%

Baltimore County Metro.           3,000,000                          3,000,000
District 3.4% 10/7/99
(Liquidity Facility
Westdeutsche Landesbank
Girozentrale), CP

Baltimore Gen. Oblig. Rfdg.       18,400,000                         18,400,000
Participating VRDN Series
SGA 20, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

Maryland Cmnty. Dev.              7,810,000                          7,810,000
Administration Dept.
Participating VRDN Series
1997 P, 3.85% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Northeast Waste Disp. Auth.       8,415,000                          8,415,000
Participating VRDN Series
97C-2001, 3.84% (Liquidity
Facility Citibank, New York
NA) (a)(c)

                                                                     37,625,000

MASSACHUSETTS - 0.7%

Massachusetts Health & Edl.       2,835,000                          2,977,473
Facilities Auth. Rev. Bonds
(Emerson Hosp.) Series C, 8%
7/1/18 (Pre-Refunded  to
7/1/00 @ 102) (b)

New England Waste Disp. Auth.     11,185,000                         11,185,000
Participating VRDN Series
96C2001, 3.84% (Liquidity
Facility Citibank,  New York
NA) (a)(c)

                                                                     14,162,473

MICHIGAN - 1.3%

Clinton Economic Dev. Corp.       2,100,000                          2,100,000
Rev. (Clinton Area Care Ctr.
Prj.) 3.87%, VRDN (a)

Detroit Swr. Auth.                2,900,000                          2,900,000
Participating VRDN Series
1999 81, 3.83% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (a)(c)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          4,600,000                          4,625,914



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Series B2, 4.25% 8/25/00, LOC    $ 6,000,000                        $ 6,035,370
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Poll.
Cont. Rev. Bonds (Dow
Chemical Co. Proj.):

Series 1986, 4.2% tender          3,600,000                          3,600,000
10/12/99,  CP mode

Series 1987, 3.6% tender          1,000,000                          1,000,000
1/26/00,  CP mode

Wayne Charter County              4,100,000                          4,100,000
Participating VRDN Series SG
122, 3.85% (Liquidity
Facility Societe Generale,
France) (a)(c)

                                                                     24,361,284

MINNESOTA - 2.2%

Minnesota Hsg. Fin. Agcy.
Single Family Mtg.:

Bonds Series G, 3.7%, tender      2,800,000                          2,800,232
6/29/00

Participating VRDN Series PT      9,440,000                          9,440,000
114, 3.85% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Minnetonka Multi-family Hsg.      21,400,000                         21,400,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 3.85% (Fannie Mae
Guaranteed), VRDN (a)

Rochester Health Care             7,000,000                          7,000,000
Facilities Rev. (Mayo
Foundation Proj.) Series
1985 C, 3.95% (BPA RaboBank
Nederland Coop. Central),
VRDN (a)

                                                                     40,640,232

MISSOURI - 1.1%

Missouri Health & Edl.            20,000,000                         20,000,000
Facilities Auth. Rev.
(Missouri Pooled Hosp. Ln.
Prog.) Series 1999 A, 3.8%,
VRDN (BPA Landesbank
Hessen-Thuringen) (a)

NEBRASKA - 0.4%

Nebraska Pub. Pwr. District
Rev.:

Bonds Series A, 4.5% 1/1/00       6,000,000                          6,005,474

Series A, 3.65% 2/1/00, CP        1,900,000                          1,900,000

                                                                     7,905,474

NEVADA - 0.9%

Las Vegas Valley Wtr.             4,600,000                          4,600,000
District Series A, 3.6%
11/18/99, LOC UBS AG, CP

Nevada Gen. Oblig.
Participating VRDN:

Series FR/RI 36, 3.9%             4,100,000                          4,100,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series SGB 97 31, 3.87%           8,665,000                          8,665,000
(Liquidity Facility Societe
Generale, France) (a)(c)

                                                                     17,365,000

NEW HAMPSHIRE - 0.8%

New Hampshire Bus. Fin. Auth.     15,300,000                         15,300,000
Poll. Cont. Rev. Bonds (New
England Pwr. Co. Proj.)
Series 1990 B, 3.15% tender
10/7/99, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW JERSEY - 0.7%

Woodbridge Township Gen.         $ 12,160,000                       $ 12,208,266
Oblig.  BAN (Pooled Ln.
Prog.) Series 1996 A, 3.9%
7/28/00

NEW YORK - 1.3%

Board Coop. Edl. Sole             1,900,000                          1,908,522
Supervisory District RAN
4.375% 6/29/00,  LOC Chase
Manhattan Bank

Long Island Pwr. Auth.            2,000,000                          2,000,000
Participating VRDN Series
1998 A, 3.85%  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

New York City Gen. Oblig.         1,005,000                          1,005,000
Participating VRDN Series
PT-206, 3.85% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(c)

New York City Muni. Wtr. Fin.     5,000,000                          5,000,000
Auth. Series 5 B, 3.8%
12/23/99,  LOC Westdeutsche
Landesbank Girozentrale, LOC
Bayerische Landesbank
Girozentrale, CP

New York State Local Govt.        3,800,000                          3,800,000
Assistance Corp.
Participating VRDN Series PT
1040, 3.82% (Liquidity
Facility Bank  of America
Nat'l. Trust & Savings
Assoc.) (a)(c)

New York State Med. Care          3,710,000                          3,710,000
Facilities Participating
VRDN Series PA 89, 3.82%
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (a)(c)

New York State Thruway Auth.      2,000,000                          2,007,283
Hwy. & Bridge Trust Fund
Bonds Series B, 4% 4/1/00

New York State Urban Dev.         5,000,000                          5,000,000
Corp. Rev. Participating
VRDN Series SG 33, 3.82%
(Liquidity Facility Societe
Generale, France) (a)(c)

                                                                     24,430,805

NORTH CAROLINA - 0.9%

North Carolina Med. Care
Commission Rev.:

(Lexington Memorial Hosp.         2,400,000                          2,400,000
Proj.) 3.95%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (a)

3.95%, LOC Bank of America        13,595,000                         13,595,000
NA, VRDN (a)

Raleigh-Durham Arpt. Auth.        1,200,000                          1,200,000
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.)
Series 1995 A, 3.9%, LOC
Bank of America NA, VRDN (a)

                                                                     17,195,000

NORTH DAKOTA - 0.1%

Oliver County Participating       1,850,000                          1,850,000
VRDN  Series 1998 12, 3.85%
(Liquidity Facility Morgan
Stanley Dean Witter  & Co.)
(a)(c)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

OHIO - 2.2%

Clinton County Hosp. Rev.        $ 10,800,000                       $ 10,800,000
(Hosp. Cap., Inc. Pooled
Fing. Prog.) Series 1998,
3.8%, LOC Fifth Third Bank,
Cincinnati, VRDN (a)

Franklin County Ind. Dev.         1,700,000                          1,700,000
Rev. Rfdg. (Alco Standard
Corp. Proj.) Series 1994,
3.85%, LOC Bank of America
NA, VRDN (a)

Ohio Higher Edl. Facilities
Rev.:

(Pooled Fing. Prog.) Series       11,665,000                         11,665,000
1997, 3.85%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)

Series 1999, 3.85%, LOC Fifth     10,000,000                         10,000,000
Third Bancorp, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Ohio Hwy. Cap. Impt. Bonds        7,500,000                          7,533,152
Series D, 4% 5/1/00

                                                                     41,698,152

OKLAHOMA - 0.7%

Oklahoma Dev. Fin. Auth. Rev.     12,700,000                         12,700,000
(Hosp. Assoc. Pool Ln.
Prog.) Series 1999 A, 3.8%,
(Liquidity Facility
Landesbank Hessen-Thuringen)
VRDN (a)

PENNSYLVANIA - 5.5%

Allegheny County Port Auth.       5,000,000                          5,019,540
RAN 4% 6/30/00, LOC PNC Bank
NA

Dallastown Area School            1,700,000                          1,700,000
District York County Series
1998, 3.85% (FGIC Insured),
VRDN (a)

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing.          25,000,000                         25,000,000
Prog.)  Series 1997 B, 3.8%
(FSA Insured), VRDN (a)

(School District Pooled Fing.     14,400,000                         14,400,000
Prog.) 3.85% (AMBAC
Insured), VRDN (a)

Delaware County Auth. Hosp.       4,900,000                          4,900,000
Rev. (Crozer-Chester Med.
Ctr.) Series 1996, 3.88%,
LOC Kredietbank, VRDN (a)

Lancaster Higher Ed. Auth.        14,780,000                         14,780,000
College Rev. (Franklin &
Marshall College) 3.87% (BPA
Chase Manhattan Bank), VRDN
(a)

Lehigh County Ind. Dev. Auth.     3,440,000                          3,440,000
Rev.  (The Keebler Co.)
Series 1992, 3.9%, LOC Bank
of Nova Scotia, VRDN (a)

Philadelphia Gen. Oblig. TRAN     5,900,000                          5,931,949
Series A 1999- 2000, 4.25%
6/30/00

Philadelphia Hosp. & Higher       1,300,000                          1,300,000
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.       3,565,000                          3,565,000
Rfdg. (Paper Corp. of
America Proj.) 3.8%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Philadelphia Redev. Auth.         3,500,000                          3,500,000
School Rev. (Penn School for
the Deaf) 3.75%,  LOC PNC
Bank NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia School District     $ 15,200,000                       $ 15,260,420
TRAN  Series A, 4% 6/30/00,
LOC First Union Nat'l. Bank,
North Carolina

Scranton-Lackawanna Health &      4,625,000                          4,625,000
Welfare Auth. Rev. (Elan
Gardens Proj.)  Series 1996,
3.95%, LOC PNC Bank NA, VRDN
(a)

                                                                     103,421,909

RHODE ISLAND - 0.1%

Rhode Island Health & Ed.         1,995,000                          1,995,000
Bldg. Corp. Rev. (Providence
Country Day School) Series
1996, 4%, LOC Fleet Nat'l.
Bank, VRDN (a)

SOUTH CAROLINA - 2.1%

Berkeley County Poll. Cont.       3,700,000                          3,700,000
Facilities Rev. (Alumax,
Inc. Proj.) 3.88% (Alcoa,
Inc. Guaranteed), VRDN (a)

South Carolina Edl.               4,000,000                          4,000,000
Facilities Auth. (Allen
Univ. Proj.) 3.85%, LOC Bank
of America NA, VRDN (a)

South Carolina Hsg. Fin. &
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.:

(Charleston Oxford) Series        10,180,000                         10,180,000
1990 B, 3.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

(Greenville Oxford) Series        4,855,000                          4,855,000
1990 A, 3.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

(Richland Oxford) Series 1990     5,130,000                          5,130,000
C, 3.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

South Carolina Jobs Econ.         5,400,000                          5,400,000
Dev. Auth. Healthcare
Facilities Rev. (The
Methodist Home Proj.) Series
1994, 3.85%, LOC Bank of
America NA, VRDN (a)

South Carolina Trans.             6,095,000                          6,095,000
Infrastructure Participating
VRDN Series 1998-75 3.85%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

                                                                     39,360,000

TENNESSEE - 1.8%

Chattanooga Health Ed. & Hsg.     6,500,000                          6,500,000
(McCallie School Proj.)
Series 1998, 3.75%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Jackson Health & Hsg.             3,485,000                          3,485,000
Facilities Board
Multi-family Rev. Rfdg.
(Post House North Apts.
Proj.) 3.9%, LOC Southtrust
Bank NA, VRDN (a)

Knox County Health & Ed. Hsg.     13,600,000                         13,600,000
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 3.8%
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (a)

Memphis Gen. Oblig.               30,000                             30,000
Participating VRDN Series
SGB 23, 3.87% (Liquidity
Facility Societe Generale,
France) (a)(c)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Metro. Govt. of Nashville &      $ 2,100,000                        $ 2,100,000
Davidson County
Participating VRDN Series
SGA 11, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

Sevier County Pub. Bldg.
Auth. Rev.:

Series 2D-2, 3.75% (AMBAC         4,000,000                          4,000,000
Insured), VRDN (a)

Series D-1, 3.75% (AMBAC          1,500,000                          1,500,000
Insured), VRDN (a)

Signal Mountain Health Ed.        1,500,000                          1,500,000
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured) (BPA
First Nat'l. Bank, Chicago)

Tusculum Health Ed. & Hsg.        2,000,000                          2,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
3.8%, LOC SunTrust Bank,
Nashville NA, VRDN (a)

                                                                     34,715,000

TEXAS - 21.7%

Austin Combined Util. Sys.
Rev.:

Participating VRDN Series PT      2,300,000                          2,300,000
127, 3.85% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Series A, 3.55% 11/1/99, LOC      7,751,000                          7,751,000
Morgan Guaranty Trust Co.,
NY, CP

Austin Gen. Oblig.                3,500,000                          3,500,000
Participating VRDN Series 99
2, 3.87% (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Austin Hsg. Fin. Corp.            6,000,000                          6,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.9%, LOC Household
Fin. Corp., VRDN (a)

Austin Independent School         4,800,000                          4,800,000
District Variable Rate TRAN
3.712% 8/31/00 (a)(d)

Bexar County Health               6,400,000                          6,400,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3.9%,
LOC Chase Bank of Texas NA,
VRDN (a)

Brazos River Hbr. Navigation
District of Brasoria County
Rev. Bonds (Dow Chemical Co.
Proj.):

Series 1990, 3.5% tender          2,450,000                          2,450,000
11/17/99,  CP mode

Series 1991, 3.65% tender         6,900,000                          6,900,000
11/18/99, CP mode

Coastal Wtr. Auth.                12,060,000                         12,060,000
Participating VRDN Series 97
J Class A, 3.85% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Colorado River Muni. Wtr.         680,000                            680,000
District Rev. Participating
VRDN Series PA 187, 3.85%
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (a)(c)

Comal County Health               5,300,000                          5,300,000
Facilities Dev.  Rev.
(McKenna Memorial Health
Sys.) 3.9%, LOC Chase Bank
of Texas NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

Dallas Area Rapid Transit        $ 2,400,000                        $ 2,400,000
Sales Tax Rev. Series B,
3.6% 11/12/99, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Denton Util. Sys. Rev. Rfdg.      8,000,000                          8,000,000
Participating VRDN Series
SGA 32, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

Farmers Branch Ind. Dev.          3,700,000                          3,700,000
Corp. Rev. Rfdg. (PPG Ind.,
Inc. Proj.) Series 1992,
3.8%, VRDN (a)

Fort Worth Wtr. & Swr. Rev.       1,600,000                          1,600,000
Series B, 3.35% 10/14/99, CP

Granbury Independent School       4,815,000                          4,815,000
District Participating VRDN
Series SG 129, 3.85%
(Liquidity Facility Societe
Generale, France) (a)(c)

Grapevine-Colleyville             6,575,000                          6,575,000
Independent  School District
Participating VRDN Series SG
69, 3.85% (Liquidity
Facility Societe Generale,
France) (a)(c)

Greater East Texas Higher Ed.     10,200,000                         10,200,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.8%,
tender 9/1/00,  LOC Student
Ln. Marketing Assoc.

Harris County Gen. Oblig.:

Series A, 3.6% 11/12/99, CP       3,150,000                          3,150,000

Series C, 4.2% 10/12/99, CP       1,800,000                          1,800,000

Series D, 4.2% 10/12/99, CP       1,100,000                          1,100,000

Harris County Health              4,700,000                          4,700,000
Facilities Dev. Corp. Spec.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.9% (FSA Insured), VRDN (a)

Houston Gen. Oblig. TRAN          29,400,000                         29,591,394
Series 1999, 4.25% 6/30/00

Houston Higher Ed. Fin. Corp.     2,000,000                          2,000,000
Higher Ed. Rev.
Participating VRDN Series SG
127, 3.85% (Liquidity
Facility Societe Generale,
France) (a)(c)

Houston Hsg. Fin. Corp.           10,725,000                         10,725,000
Participating VRDN Series PT
1, 3.85% (Liquidity Facility
Banque Nationale de Paris)
(a)(c)

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series FR/RI 32, 3.9%             9,000,000                          9,000,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series FR/RI 5, 3.9%              4,330,000                          4,330,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Rfdg. Participating VRDN          6,840,000                          6,840,000
Series SGB 24, 3.87%
(Liquidity Facility Societe
Generale, France) (a)(c)

Series A, 3.15% 10/7/99, CP       11,900,000                         11,900,000



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Hurst Euless Bedford             $ 6,000,000                        $ 6,000,000
Independent School District
Rfdg. Participating VRDN
Series SG 98, 3.85%
(Liquidity Facility Societe
Generale, France) (a)(c)

Lower Colorado River Auth.
Rev.:

3.4% 10/19/99, CP                 8,300,000                          8,300,000

3.45% 10/13/99, CP                3,200,000                          3,200,000

3.45% 10/29/99, CP                4,100,000                          4,100,000

North Central Texas Health
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp.) Series 1998:

3.55% tender 1/25/00 (AMBAC       16,000,000                         16,000,000
Insured), CP mode

3.55% tender 1/31/00 (AMBAC       3,300,000                          3,300,000
Insured), CP mode

3.55% tender 2/1/00 (AMBAC        15,000,000                         15,000,000
Insured), CP mode

3.6% tender 10/13/99 (AMBAC       2,000,000                          2,000,000
Insured), CP mode

Plano Health Facilities Dev.      2,900,000                          2,900,000
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr.) 3.55%
tender 2/24/00 (MBIA
Insured), CP mode

San Antonio Elec. & Gas Rev.
Participating VRDN:

Series 1998 76, 3.85%             4,195,000                          4,195,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series 1998 77, 3.85%             4,000,000                          4,000,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series SG 105, 3.85%              25,000,000                         25,000,000
(Liquidity Facility Societe
Generale, France) (a)(c)

San Antonio Hotel Occupancy       2,100,000                          2,100,000
Tax Rev. Participating VRDN
Series SG 51, 3.85%
(Liquidity Facility Societe
Generale, France) (a)(c)

San Antonio Wtr. Rev.             4,125,000                          4,125,000
Participating VRDN Series 96
4306 Class A, 3.84%
(Liquidity Facility
Citibank, New York NA) (a)(c)

Sherman Higher Ed. Fin. Corp.     12,700,000                         12,700,000
(Austin College Proj.)
Series 1997, 3.85%, LOC Bank
of America NA, VRDN (a)

Southwest Higher Ed. Auth.        2,000,000                          2,000,000
Rev. (Southern Methodist
Univ.) 3.9%,  LOC Landesbank
Hessen-Thuringen, VRDN (a)

Texas Dept. Hsg. & Cmnty.         1,890,000                          1,890,000
Affairs Mtg. Rev.
Participating VRDN Series PT
9, 3.85% (Liquidity Facility
Merrill Lynch  & Co., Inc.)
(a)(c)

Texas Dept. Hsg. & Cmnty.         2,782,000                          2,782,000
Affairs Single Family Mtg.
Bonds Series PA-126, 3.7%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (c)

Texas Gen. Oblig. TRAN Series     85,900,000                         86,505,504
1999 A, 4.5% 8/31/00

Texas Wtr. Dev. Board Rev.        1,900,000                          1,900,000
Participating VRDN Series
SGA 23, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

Univ. of Texas Permanent
Univ. Fund Bonds Series A:

3.2% tender 1/21/00, CP mode     $ 1,900,000                        $ 1,900,000

3.55% tender 1/28/00, CP mode     4,000,000                          4,000,000

Univ. of Texas Univ. Rev.:

Participating VRDN:

Series 1998 97, 3.85%             8,840,000                          8,840,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series SGA 79, 3.82%              3,700,000                          3,700,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Series A, 3.55% 1/27/00, CP       2,000,000                          2,000,000

                                                                     409,004,898

UTAH - 2.0%

Emery County Poll. Cont. Rev.     2,900,000                          2,900,000
Rfdg. (Pacificorp. Proj.)
Series 1994, 3.95% (AMBAC
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Intermountain Pwr. Agcy.          8,170,000                          8,170,000
Participating VRDN Series
96C4402 Class A,  3.84%
(Liquidity Facility
Citibank,  New York NA)
(a)(c)

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Bonds:

Series 1985 E 2, 3.55% tender     5,000,000                          5,000,000
2/1/00 (AMBAC Insured)  (BPA
Landesbank
Hessen-Thuringen), CP mode

Series C, 6% 7/1/00 (MBIA         4,900,000                          4,999,072
Insured)

Series 1997 B 2:

3.4% 10/12/99, CP                 2,300,000                          2,300,000

3.45% 1/27/00, CP                 2,400,000                          2,400,000

Series 1997 B2, 3.65%             6,600,000                          6,600,000
10/28/99, CP

Series 1998 B 5, 3.4%             1,400,000                          1,400,000
10/12/99, CP

Utah Gen. Oblig.                  3,800,000                          3,800,000
Participating VRDN Series
135, 3.84% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

                                                                     37,569,072

VERMONT - 0.1%

Vermont Edl. & Health Bldg.       1,500,000                          1,500,000
Fin. Agcy. Rev. Bonds
(Middlebury College) 3.15%,
tender 5/1/00

VIRGINIA - 1.9%

Alexandria Redev. & Hsg.          100,000                            100,000
Auth. Resources (Goodwyn
House) Series 1996 B, 3.95%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (a)

Chesapeake Ind. Dev. Auth.        2,000,000                          2,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985, 3.65%
tender 11/1/99, CP mode



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1987 A:

3.5% tender 11/1/99, CP mode     $ 2,350,000                        $ 2,350,000

3.55% tender 11/12/99, CP mode    3,600,000                          3,600,000

Series B:

3.35% tender 10/13/99, CP mode    5,000,000                          5,000,000

3.45% tender 10/29/99, CP mode    1,500,000                          1,500,000

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.):

Series 1984, 3.4% tender          4,000,000                          4,000,000
10/7/99,  CP mode

Series 1985, 3.35% tender         8,000,000                          8,000,000
10/13/99, CP mode

Series 1987, 3.4% tender          2,500,000                          2,500,000
10/12/99,  CP mode

Prince William County Ind.        1,700,000                          1,700,000
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.) 3.4% tender
10/12/99, CP mode

Virginia College Bldg. Auth.      1,800,000                          1,801,860
Edl. Facilities Rev. Bonds
(21st Century College Prog.)
3.5% 2/1/00

York County Ind. Dev. Auth.       3,000,000                          3,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985, 3.45%
tender 10/7/99, CP mode

                                                                     35,551,860

WASHINGTON - 2.7%

Kent Gen. Oblig.                  4,100,000                          4,100,000
Participating VRDN Series
SGA 27, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

King County Gen. Oblig.           2,795,000                          2,795,000
Participating VRDN Series PA
495, 3.85%  (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

King County Swr. Rev. Series      7,500,000                          7,500,000
A, 3.35% 10/14/99, CP

Snohomish Pub. Hosp. District     2,700,000                          2,700,000
#2 Impt. & Rfdg. (Stevens
Heath Care Proj.)  Series
1999, 3.85%, LOC Bank of
America NA, VRDN (a)

Washington Gen. Oblig.:

Bonds Series R 1998 B, 4%         7,500,000                          7,512,415
1/1/00

Participating VRDN Series SGA     2,000,000                          2,000,000
36, 3.82% (Liquidity
Facility Societe Generale,
France) (a)(c)

Participating VRDN Series         3,300,000                          3,300,000
984703, 3.84% (Liquidity
Facility Citibank,  New York
NA) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

WASHINGTON - CONTINUED

Washington Motor Vehicle Fuel    $ 18,015,000                       $ 18,015,000
Tax Participating VRDN
Series 964701, 3.84%
(Liquidity Facility
Citibank,  New York NA)
(a)(c)

Washington Pub. Pwr. Supply       3,100,000                          3,100,000
Sys. Rev. Participating VRDN
Series PT 80, 3.9%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

                                                                     51,022,415

WEST VIRGINIA - 0.7%

Cabell County Life Care           5,100,000                          5,100,000
Facilities Rev. Series 1998,
3.87%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)

Kanawha County Commercial         3,085,000                          3,085,000
Dev. Rev. Rfdg. (McJunkin
Corp. Proj.) Series 1991,
3.85%, LOC Bank of America
NA, VRDN (a)

West Virginia Bldg.               5,840,000                          5,840,000
Commission  (Davis & Elki
College Proj.) 3.87%,  LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)

                                                                     14,025,000

WISCONSIN - 1.4%

Milwaukee Gen. Oblig.             26,800,000                         26,800,000
Participating VRDN Series
FR/RI A37, 3.9% (Liquidity
Facility Bank of New York
NA) (a)(c)

WYOMING - 0.1%

Wyoming Cmnty. Dev. Auth.         1,755,000                          1,755,000
Participating VRDN Series PT
112, 3.85% (Liquidity
Facility Merrill  Lynch &
Co., Inc.) (a)(c)

MULTIPLE STATES - 0.6%

Stephens Equity Trust I           11,000,000                         11,000,000
Participating VRDN Series
1996, 3.97%,  LOC Bayerische
Hypo-und  Vereinsbank AG
(a)(c)

TOTAL INVESTMENT  PORTFOLIO -                                       1,897,380,655
100.6%

NET OTHER ASSETS - (0.6)%                                             (12,036,051)

NET ASSETS - 100%                                                   $ 1,885,344,604


Total Cost for Income Tax Purposes $ 1,897,380,655

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SECURITY TYPE ABBREVIATIONS

BAN  BOND ANTICIPATION NOTE
CP   COMMERCIAL PAPER
RAN  REVENUE ANTICIPATION NOTE
TAN  TAX ANTICIPATION NOTE
TRAN TAX AND REVENUE ANTICIPATION
VRDN VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Security collateralized by an amount sufficient to pay interest and principal.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Austin Independent School     9/17/99           $ 4,800,000
District Variable Rate TRAN
3.712% 8/31/00

Orange County Health          7/2/99            $ 3,985,000
Facilities Auth.
Participating VRDN Series PA
95, 3.5% (Liquidity Facility
Merrill Lynch & Co., Inc.)

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $8,785,000 or 0.5% of net assets.

INCOME TAX INFORMATION

At May 31, 1999, the fund had a capital loss carryforward of approximately $191,000 all of which will expire on May 31, 2005.

TAX-EXEMPT PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                              SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 1,897,380,655
value - See accompanying
schedule

Interest receivable                            10,136,587

 TOTAL ASSETS                                  1,907,517,242

LIABILITIES

Payable to custodian bank        $ 6,544

Payable for investments           18,193,366
purchased

Share transactions in process     9,375

Distributions payable             3,602,816

Accrued management fee            223,730

Distribution fees payable         31,870

Other payables and accrued        104,937
expenses

 TOTAL LIABILITIES                             22,172,638

NET ASSETS                                    $ 1,885,344,604

Net Assets consist of:

Paid in capital                               $ 1,885,524,414

Accumulated net realized gain                  (179,972)
 (loss) on investments

Unrealized gain from                           162
accretion  of discount

NET ASSETS                                    $ 1,885,344,604

CLASS I: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($1,722,859,985 (divided by)
  1,723,024,298 shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($30,514,159 (divided by)
30,517,069 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($131,970,460 (divided by)
131,983,047 shares)

STATEMENT OF OPERATIONS

                             SIX MONTHS ENDED SEPTEMBER
                                    30, 1999 (UNAUDITED)

INTEREST INCOME                             $ 32,340,376

EXPENSES

Management fee                 $ 1,942,282

Transfer agent fees

 Class I                        217,949

 Class II                       4,960

 Class III                      14,871

Distribution fees

 Class II                       32,008

 Class III                      131,042

Accounting fees and expenses    111,304

Non-interested trustees'        3,111
compensation

Custodian fees and expenses     40,253

Registration fees               82,256

Audit                           17,425

Legal                           3,666

 Total expenses before          2,601,127
reductions

 Expense reductions             (512,435)    2,088,692

NET INTEREST INCOME                          30,251,684

REALIZED AND UNREALIZED GAIN                 (29,493)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                   162
unrealized gain from
accretion of discount

NET GAIN (LOSS)                              (29,331)

NET INCREASE IN NET ASSETS                  $ 30,222,353
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31, 1999
                                 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 30,251,684                $ 74,522,345

 Net realized gain (loss)         (29,493)                    105,653

 Increase (decrease) in net       162                         -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       30,222,353                  74,627,998
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (28,103,913)                (71,884,455)

  Class II                        (627,792)                   (1,301,004)

  Class III                       (1,519,979)                 (1,336,886)

 TOTAL DISTRIBUTIONS              (30,251,684)                (74,522,345)

 Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         (153,755,375)               (259,352,346)

  Class II                        6,936,632                   (7,252,488)

  Class III                       83,171,809                  11,534,985

 TOTAL SHARE TRANSACTIONS         (63,646,934)                (255,069,849)

  TOTAL INCREASE (DECREASE)       (63,676,265)                (254,964,196)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,949,020,869               2,203,985,065

 End of period                   $ 1,885,344,604             $ 1,949,020,869


FINANCIAL HIGHLIGHTS - CLASS I

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998         1997         1996

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .016                        .032                   .035         .033         .036

Less Distributions

From net interest income          (.016)                      (.032)                 (.035)       (.033)       (.036)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                 1.58%                       3.28%                  3.60%        3.40%        3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,722,860                 $ 1,876,635            $ 2,135,884  $ 2,022,191  $ 1,806,918
(000 omitted)

Ratio of expenses to average      .20% A, D                   .20% D                 .20% D       .20% D       .19% D
net assets

Ratio of net interest income      3.13% A                     3.24%                  3.54%        3.34%        3.64%
to average net assets






SELECTED PER-SHARE DATA          1995 E       1994 F

Net asset value, beginning of    $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .027         .024

Less Distributions

From net interest income          (.027)       (.024)

Net asset value, end of period   $ 1.000      $ 1.000

TOTAL RETURN B, C                 2.74%        2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,876,815  $ 2,390,663
(000 omitted)

Ratio of expenses to average      .18% A, D    .18% D
net assets

Ratio of net interest income      3.20% A      2.41%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E TEN MONTHS ENDED MARCH 31

F YEAR ENDED MAY 31

FINANCIAL HIGHLIGHTS - CLASS II

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998      1997      1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .015                        .031                   .034      .032      .013

Less Distributions

From net interest income          (.015)                      (.031)                 (.034)    (.032)    (.013)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000

TOTAL RETURNB, C                  1.51%                       3.13%                  3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,514                    $ 23,579               $ 30,829  $ 60,247  $ 968
(000 omitted)

Ratio of expenses to average      .35% A, D                   .35% D                 .35% D    .35% D    .35% A, D
net assets

Ratio of net interest income      2.94% A                     3.05%                  3.41%     3.21%     3.17% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                 1999                   1998      1997      1996 E

Net asset value, beginning of    $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .014                        .030                   .033      .031      .013

Less Distributions

From net interest income          (.014)                      (.030)                 (.033)    (.031)    (.013)

Net asset value, end of period   $ 1.000                     $ 1.000                $ 1.000   $ 1.000   $ 1.000

TOTAL RETURNB, C                  1.46%                       3.03%                  3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 131,970                   $ 48,807               $ 37,272  $ 26,313  $ 988
(000 omitted)

Ratio of expenses to average      .45% A, D                   .45% D                 .45% D    .45% D    .45% A, D
net assets

Ratio of net interest income      2.90% A                     2.98%                  3.28%     3.09%     3.00% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

NOTES TO FINANCIAL STATEMENTS

For the period ended September 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.

Each fund offers Class I, Class II and Class III shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of each fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED JULY 2, 1999, DUE JANUARY 10, 2000          5.18%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $500,000,000
Aggregate maturity amount of agreements           $513,813,334
Aggregate market value of transferred assets      $511,095,585
Coupon rates of transferred assets                4.63% to 11.88%
Maturity dates of transferred assets              12/31/00 to 2/15/20
DATED JULY 2, 1999, DUE JANUARY 12, 2000          5.17%
NUMBER OF DEALERS OR BANKS                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $500,000,000
Aggregate maturity amount of agreements           $513,930,278
Aggregate market value of transferred assets      $510,221,690
Coupon rates of transferred assets                5.75% to 10.63%
Maturity dates of transferred assets              11/15/99 to 11/15/27
DATED JULY 6, 1999, DUE JANUARY 12, 2000          5.18%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $300,000,000
Aggregate maturity amount of agreements           $308,201,666
Aggregate market value of transferred assets      $308,985,494
Coupon rates of transferred assets                5.50% to 8.00%
Maturity dates of transferred assets              10/31/01 to 8/15/28
Number of dealers or banks                        00
DATED JULY 15, 1999, DUE JANUARY 18, 2000         5.12%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $300,000,000
Aggregate maturity amount of agreements           $307,978,667
Aggregate market value of transferred assets      $308,985,494
Coupon rates of transferred assets                5.50% to 8.00%
Maturity dates of transferred assets              10/31/01 to 8/15/28

DATED JULY 20, 1999, DUE OCTOBER 18, 1999         5.02%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $500,000,000
Aggregate maturity amount of agreements           $506,275,000
Aggregate market value of transferred assets      $511,095,585
Coupon rates of transferred assets                4.63% to 11.88%
Maturity dates of transferred assets              12/31/00 to 2/15/20
DATED AUGUST 10, 1999, DUE JANUARY 24, 2000       5.37%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $300,000,000
Aggregate maturity amount of agreements           $307,473,250
Aggregate market value of transferred assets      $306,986,367
Coupon rates of transferred assets                5.25% to 6.23%
Maturity dates of transferred assets              7/31/01 to 2/15/29
DATED AUGUST 17, 1999, DUE JANUARY 18, 2000       5.69%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $500,000,000
Aggregate maturity amount of agreements           $510,566,112
Aggregate market value of transferred assets      $510,002,396
Coupon rates of transferred assets                4.88% to 7.88%
Maturity dates of transferred assets              12/31/99 to 11/15/05
DATED SEPTEMBER 1, 1999, DUE NOVEMBER 3, 1999     5.34%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $250,000,000
Aggregate maturity amount of agreements           $252,340,625
Aggregate market value of transferred assets      $255,443,488
Coupon rates of transferred assets                5.77% to 6.66%
Maturity dates of transferred assets              4/1/25 to 9/1/37
DATED SEPTEMBER 13, 1999, DUE OCTOBER 13, 1999    5.25%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $500,000,000
Aggregate maturity amount of agreements           $502,187,500
Aggregate market value of transferred assets      $513,807,484
Coupon rates of transferred assets                6.00%
Maturity dates of transferred assets              8/15/04

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED SEPTEMBER 16, 1999, DUE OCTOBER 13, 1999   5.23%
Number of dealers or banks                       1
Maximum amount with one dealer or bank           100%
Aggregate principal amount of agreements         $250,000,000
Aggregate maturity amount of agreements          $250,980,626
Aggregate market value of transferred assets     $256,789,679
Coupon rates of transferred assets               6.00%
Maturity dates of transferred assets             8/15/04
DATED SEPTEMBER 30, 1999, DUE OCTOBER 1, 1999    5.24%
Number of dealers or banks                       5
Maximum amount with one dealer or bank           36.1%
Aggregate principal amount of agreements         $665,000,000
Aggregate maturity amount of agreements          $665,096,811
Aggregate market value of transferred assets     $676,273,852
Coupon rates of transferred assets               0.0% to 14.25%
Maturity dates of transferred assets             10/7/99 to 2/15/29
DATED SEPTEMBER 30, 1999, DUE OCTOBER 1, 1999    5.31%
Number of dealers or banks                       9
Maximum amount with one dealer or bank           33.1%
Aggregate principal amount of agreements         $963,705,000
Aggregate maturity amount of agreements          $963,847,052
Aggregate market value of transferred assets     $983,269,972
Coupon rates of transferred assets               0.0% to 14.25%
Maturity dates of transferred assets             10/7/99 to 2/15/29
DATED SEPTEMBER 30, 1999, DUE OCTOBER 1, 1999    5.39%
Number of dealers or banks                       12
Maximum amount with one dealer or bank           26.1%
Aggregate principal amount of agreements         $5,293,098,000
Aggregate maturity amount of agreements          $5,293,889,920
Aggregate market value of transferred assets     $5,406,341,816
Coupon rates of transferred assets               0.0% to 14.25%
Maturity dates of transferred assets             10/15/99 to 2/15/29
DATED SEPTEMBER 30, 1999, DUE OCTOBER 1, 1999    5.44%
Number of dealers or banks                       7
Maximum amount with one dealer or bank           25.3%
Aggregate principal amount of agreements         $3,077,761,000
Aggregate maturity amount of agreements          $3,078,226,508
Aggregate market value of transferred assets     $3,141,822,765
Coupon rates of transferred assets               0.0% to 14.25%
Maturity dates of transferred assets             10/1/99 to 8/6/38

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to Class II and Class III shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each applicable class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS II     .15%

CLASS III    .25%

For the period the following amounts were retained by FDC:

                         CLASS II  CLASS III

Treasury Only Portfolio  $ 649     $ 3,499

Treasury Portfolio        -         28,118

Government Portfolio      -         4,483

Domestic Portfolio        -         1,386

Money Market Portfolio    1,928     1,272

Tax-Exempt Portfolio      113       1,788

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Effective June 21, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:

                        CLASS I CLASS II CLASS III

Treasury Only Portfolio .02%     .03%     .03%
Treasury Portfolio      .02%     .03%     .02%
Government Portfolio    .02%     .03%     .03%
Domestic Portfolio      .03%     .03%     .03%
Money Market Portfolio  .02%     .03%     .03%
Tax-Exempt Portfolio    .02%     .02%     .03%

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:

                        CLASS I     CLASS II   CLASS III
Treasury Only Portfolio $ 238,354   $ 12,651   $ 23,385
Treasury Portfolio      $ 751,512   $ 61,970   $ 558,043
Government Portfolio    $ 1,082,484 $ 100,307  $ 236,921
Domestic Portfolio      $ 524,873   $ 74,165   $ 158,519
Money Market Portfolio  $ 3,827,261 $ 46,023   $ 199,019
Tax-Exempt Portfolio    $ 457,159   $ 10,754   $ 27,882

In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $8,915 and $16,640 under this arrangement for Treasury Only and Tax-Exempt Portfolio, respectively.

6. BENEFICIAL INTEREST.

At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                     NUMBER OF SHAREHOLDERS  % OWNERSHIP

Treasury Only Portfolio   2                      26%

Treasury Portfolio        1                      24%

Government Portfolio      2                      24%

Domestic Portfolio        1                      10%

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                               SIX MONTHS ENDED SEPTEMBER 30,  YEAR ENDED  MARCH 31,

                               1999                            1999

TREASURY ONLY PORTFOLIO CLASS  $ 1,653,191,609                 $ 3,225,354,216
I Shares sold

Reinvestment of distributions   6,677,450                       12,321,228
from net interest income

Shares redeemed                 (1,526,887,454)                 (3,230,397,546)

Net increase (decrease)        $ 132,981,605                   $ 7,277,898

TREASURY ONLY PORTFOLIO CLASS  $ 51,318,593                    $ 271,559,642
II Shares sold

Reinvestment of distributions   844,177                         1,535,439
from net interest income

Shares redeemed                 (69,459,388)                    (252,169,318)

Net increase (decrease)        $ (17,296,618)                  $ 20,925,763

TREASURY ONLY PORTFOLIO CLASS  $ 172,617,963                   $ 578,593,613
III Shares sold

Reinvestment of distributions   1,209,043                       3,214,922
from net interest income

Shares redeemed                 (195,843,910)                   (581,447,756)

Net increase (decrease)        $ (22,016,904)                  $ 360,779


7. SHARE TRANSACTIONS - CONTINUED

                               SIX MONTHS ENDED SEPTEMBER 30,  YEAR ENDED MARCH 31,

                               1999                            1999

TREASURY PORTFOLIO CLASS I     $ 28,205,373,254                $ 64,257,957,773
Shares sold

Reinvestment of distributions   46,089,565                      97,557,789
from net interest income

Shares redeemed                 (27,963,527,206)                (64,918,765,373)

Net increase (decrease)        $ 287,935,613                   $ (563,249,811)

TREASURY PORTFOLIO CLASS II    $ 2,793,395,543                 $ 5,692,697,517
Shares sold

Reinvestment of distributions   1,594,509                       5,129,015
from net interest income

Shares redeemed                 (2,824,089,761)                 (5,735,491,971)

Net increase (decrease)        $ (29,099,709)                  $ (37,665,439)

TREASURY PORTFOLIO CLASS III   $ 13,952,762,154                $ 34,401,503,367
Shares sold

Reinvestment of distributions   18,093,028                      33,781,747
from net interest income

Shares redeemed                 (13,944,300,477)                (34,512,665,668)

Net increase (decrease)        $ 26,554,705                    $ (77,380,554)

GOVERNMENT PORTFOLIO CLASS I   $ 17,250,947,101                $ 34,932,282,004
Shares sold

Reinvestment of distributions   47,660,930                      87,233,949
from net interest income

Shares redeemed                 (16,970,325,599)                (33,651,104,519)

Net increase (decrease)        $ 328,282,432                   $ 1,368,411,434

GOVERNMENT PORTFOLIO CLASS II  $ 2,185,977,816                 $ 3,952,436,820
Shares sold

Reinvestment of distributions   7,367,062                       10,093,868
from net interest income

Shares redeemed                 (2,117,567,933)                 (3,694,791,275)

Net increase (decrease)        $ 75,776,945                    $ 267,739,413

GOVERNMENT PORTFOLIO CLASS     $ 5,995,123,872                 $ 9,808,092,304
III Shares sold

Reinvestment of distributions   14,977,595                      26,583,124
from net interest income

Shares redeemed                 (5,959,509,596)                 (9,680,186,148)

Net increase (decrease)        $ 50,591,871                    $ 154,489,280

DOMESTIC PORTFOLIO CLASS I      10,796,620,771                  15,577,206,973
Shares sold

Reinvestment of distributions   34,210,379                      46,450,889
from net interest income

Shares redeemed                 (10,775,784,581)                (14,846,130,323)

                                55,046,569                      777,527,539

Issued in exchange for the      -                               281,512,275
net assets of the Rated
Money Market Portfolio Class
I

Net increase (decrease)         55,046,569                      1,059,039,814

DOMESTIC PORTFOLIO CLASS II     1,680,175,948                   2,403,859,326
Shares sold

Reinvestment of distributions   6,706,367                       6,824,018
from net interest income

Shares redeemed                 (1,700,492,514)                 (2,191,969,649)

                                (13,610,199)                    218,713,695

Issued in exchange for the      -                               71,486,478
net assets of the Rated
Money Market Portfolio Class
II

Net increase (decrease)         (13,610,199)                    290,200,173

DOMESTIC PORTFOLIO CLASS III    3,332,141,725                   2,244,459,901
Shares sold

Reinvestment of distributions   12,556,673                      9,388,494
from net interest income

Shares redeemed                 (3,305,107,652)                 (1,858,232,142)

                                39,590,746                      395,616,253

Issued in exchange for the      -                               128,472,530
net assets of the Rated
Money Market Portfolio Class
III

Net increase (decrease)         39,590,746                      524,088,783


7. SHARE TRANSACTIONS - CONTINUED

                               SIX MONTHS ENDED SEPTEMBER 30,  YEAR ENDED MARCH 31,

                               1999                            1999

MONEY MARKET PORTFOLIO CLASS   $ 57,161,863,177                $ 101,424,061,871
I Shares sold

Reinvestment of distributions   202,386,761                     392,490,343
from net interest income

Shares redeemed                 (58,811,687,249)                (98,432,501,077)

Net increase (decrease)        $ (1,447,437,311)               $ 3,384,051,137

MONEY MARKET PORTFOLIO CLASS   $ 960,629,002                   $ 1,533,330,431
II Shares sold

Reinvestment of distributions   2,769,832                       6,352,348
from net interest income

Shares redeemed                 (932,534,343)                   (1,535,937,006)

Net increase (decrease)        $ 30,864,491                    $ 3,745,773

MONEY MARKET PORTFOLIO CLASS   $ 3,294,008,644                 $ 6,024,061,398
III Shares sold

Reinvestment of distributions   12,629,773                      25,467,991
from net interest income

Shares redeemed                 (3,370,920,763)                 (5,884,830,173)

Net increase (decrease)        $ (64,282,346)                  $ 164,699,216

TAX-EXEMPT PORTFOLIO CLASS I   $ 3,377,199,195                 $ 9,232,248,835
Shares sold

Reinvestment of distributions   6,225,975                       16,974,104
from net interest income

Shares redeemed                 (3,537,180,545)                 (9,508,575,285)

Net increase (decrease)        $ (153,755,375)                 $ (259,352,346)

TAX-EXEMPT PORTFOLIO CLASS II  $ 223,398,417                   $ 360,961,784
Shares sold

Reinvestment of distributions   545,934                         1,217,980
from net interest income

Shares redeemed                 (217,007,719)                   (369,432,252)

Net increase (decrease)        $ 6,936,632                     $ (7,252,488)

TAX-EXEMPT PORTFOLIO CLASS     $ 228,167,802                   $ 171,520,441
III Shares sold

Reinvestment of distributions   1,399,064                       1,160,473
from net interest income

Shares redeemed                 (146,395,057)                   (161,145,929)

Net increase (decrease)        $ 83,171,809                    $ 11,534,985


8. MERGER INFORMATION.

On January 21, 1999, Domestic Portfolio's Class I, Class II and Class III acquired all of the assets and assumed all of the liabilities of Rated Money Market Portfolio's Class I, Class II and Class III, respectively. The acquisition was approved by the shareholders of Rated Money Market Portfolio on December 16, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Domestic Portfolio's Class I acquisition of Rated Money Market Portfolio Class I was accomplished by an exchange of 281,512,275 shares of Domestic Portfolio Class I for the 281,512,275 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class I. Domestic Portfolio's Class II acquisition of Rated Money Market Portfolio Class II was accomplished by an exchange of 71,486,478 shares of Domestic Portfolio Class II for the 71,486,478 shares then outstanding (each valued at $1.00) of Rated Money

Market Portfolio Class II. Domestic Portfolio's Class III acquisition of Rated Money Market Portfolio Class III was accomplished by an exchange of 128,472,530 shares of Domestic Portfolio Class III for the 128,472,530 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class III. Rated Money Market Portfolio's net assets were combined with Domestic Portfolio for total net assets after the acquisition of $2,187,487,801 for Class I, $407,920,288 for Class II and $484,027,855 for Class III.

INVESTMENT ADVISOR

Fidelity Management & Research Company
Boston MA

INVESTMENT SUB-ADVISOR

Fidelity Investments Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President - MONEY MARKET PORTFOLIO
Robert A. Litterst, Vice President - GOVERNMENT PORTFOLIO,
 TREASURY ONLY PORTFOLIO AND TREASURY PORTFOLIO
Scott A. Orr, Vice President - TAX-EXEMPT PORTFOLIO
John J. Todd, Vice President - DOMESTIC PORTFOLIO
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC  PORTFOLIO
 AND MONEY MARKET PORTFOLIO

Citibank N.A.
New York, NY

 TAX-EXEMPT PORTFOLIO

CUSTODIANS

The Bank of New York
New York, NY

 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO
 AND MONEY MARKET PORTFOLIO

Citibank, N.A.
New York, NY

 TAX-EXEMPT PORTFOLIO